GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 35.1%
Automobiles & Components – 0.9%
1,000	Aisin Corp.	$ 36,237
1,330	Aptiv plc*	198,130
4,588	Bayerische Motoren Werke AG	435,764
9,856	BorgWarner, Inc.	425,878
7,800	Bridgestone Corp.	369,027
1,575	Cie Generale des Etablissements Michelin SCA	241,511
9,531	Continental AG*	1,034,673
7,355	Daimler AG (Registered)	648,944
100	Denso Corp.	6,530
19,733	Faurecia SE	928,390
195,069	Ford Motor Co.*	2,762,177
208,428	General Motors Co.*	10,986,240
3,141	Honda Motor Co. Ltd.	96,566
12,600	Isuzu Motors Ltd.	163,929
8,500	JTEKT Corp.	73,752
21,000	Mazda Motor Corp.*	181,733
1,202	NGK Spark Plug Co. Ltd.	18,702
400	NHK Spring Co. Ltd.	2,847
56,700	Nissan Motor Co. Ltd.*	283,356
1,822	NOK Corp.	21,343
1,497	Nokian Renkaat OYJ	53,493
10,462	Renault SA*	371,159
19,066	Stellantis NV	362,848
12,000	Subaru Corp.	221,757
6,687	Sumitomo Rubber Industries Ltd.	84,842
5,900	Suzuki Motor Corp.	263,606
15,891	Tesla, Inc.*	12,323,153
7,579	TI Fluid Systems plc	25,670
1,740	Tokai Rika Co. Ltd.	24,895
2,800	Toyo Tire Corp.	49,905
900	Toyoda Gosei Co. Ltd.	18,001
3,400	Toyota Boshoku Corp.	60,146
320	Toyota Industries Corp.	26,330
500	Toyota Motor Corp.	8,909
1,908	TS Tech Co. Ltd.	24,516
29,902	Valeo	834,501
7,600	Yamaha Motor Co. Ltd.	211,583
1,626	Yokohama Rubber Co. Ltd. (The)	29,181

		33,910,224

Banks – 1.8%
2,652	77 Bank Ltd. (The)	30,193
1,900	Aozora Bank Ltd.	46,462
1,806	Banco Bilbao Vizcaya Argentaria SA	11,921
3,209	Banco BPM SpA	10,040
90,360	Banco Santander SA	327,317
289,118	Bank of America Corp.	12,273,059
1,184	Bank of Ireland Group plc*	7,022
39,330	Bankinter SA	230,125
142,614	Barclays plc	362,379
4,654	BNP Paribas SA	297,766
278,643	CaixaBank SA	864,079
13,636	Citigroup, Inc.	956,974
8,263	Citizens Financial Group, Inc.	388,196
38	Close Brothers Group plc	792
12,920	Comerica, Inc.	1,040,060
24,404	Credit Agricole SA	335,444
4,212	Fifth Third Bancorp	178,757
39,081	FinecoBank Banca Fineco SpA*	705,876
500	Fukuoka Financial Group, Inc.	8,946

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
4,656	Gunma Bank Ltd. (The)	$ 14,995
5,633	Hachijuni Bank Ltd. (The)	20,065
720	Hirogin Holdings, Inc.	4,103
4,438	Hokuhoku Financial Group, Inc.	33,930
68,628	HSBC Holdings plc	358,834
132,301	JPMorgan Chase & Co.	21,656,351
8,645	KBC Group NV	779,818
62,460	KeyCorp	1,350,385
3,863,251	Lloyds Banking Group plc	2,404,570
1,449	M&T Bank Corp.	216,394
9,943	Mebuki Financial Group, Inc.	21,784
19,400	Mitsubishi UFJ Financial Group, Inc.	114,680
29,043	Mizuho Financial Group, Inc.	410,876
1,532	Natwest Group plc	4,619
4,539	Nishi-Nippon Financial Holdings, Inc.	29,044
379	OSB Group plc	2,556
318	Paragon Banking Group plc	2,337
143	PNC Financial Services Group, Inc. (The)	27,977
10,568	Raiffeisen Bank International AG	276,401
66,715	Regions Financial Corp.	1,421,697
4,861	Resona Holdings, Inc.	19,444
15,400	Seven Bank Ltd.	34,338
1,367	Shiga Bank Ltd. (The)	23,204
1,397	Shinsei Bank Ltd.	23,423
15,097	Societe Generale SA	472,761
19,679	Standard Chartered plc	115,039
2,000	Sumitomo Mitsui Financial Group, Inc.	70,359
4,558	Sumitomo Mitsui Trust Holdings, Inc.	156,978
9,143	SVB Financial Group*	5,914,424
34,127	US Bancorp	2,028,509
1,034	Virgin Money UK plc*	2,830
224,468	Wells Fargo & Co.	10,417,560
4,396	Yamaguchi Financial Group, Inc.	26,111
16,877	Zions Bancorp NA	1,044,518

		67,576,322

Capital Goods – 2.0%
14,752	3M Co.	2,587,796
12,864	A O Smith Corp.	785,605
3,174	Aalberts NV	183,206
20,932	ACS Actividades de Construccion y Servicios SA	567,020
600	AGC, Inc.	30,919
53,493	AGCO Corp.	6,554,497
2,160	Airbus SE*	286,364
5,869	Allegion plc	775,764
10,200	Amada Co. Ltd.	105,214
1,268	ANDRITZ AG	69,494
102	Ashtead Group plc	7,711
2,376	Avon Protection plc	62,172
11,751	BAE Systems plc	89,003
171	Bodycote plc	2,004
118	Brenntag SE	10,962
1,765	Bunzl plc	58,235
25,357	Carrier Global Corp.	1,312,478
14,840	Caterpillar, Inc.	2,848,835

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Capital Goods – (continued)
2,087	Central Glass Co. Ltd.	$ 38,781
27,970	Cie de Saint-Gobain	1,882,298
13,170	CNH Industrial NV	221,375
7,710	Cummins, Inc.	1,731,358
5,219	DCC plc	435,087
1,692	Deere & Co.	566,938
3,434	Diploma plc	130,579
2,628	DiscoverIE Group plc	36,503
3,800	DMG Mori Co. Ltd.	70,927
670	Dover Corp.	104,185
10,188	Eaton Corp. plc	1,521,170
171	Ebara Corp.	8,410
7,872	Eiffage SA	795,599
17,937	Electrocomponents plc	259,667
19,425	Emerson Electric Co.	1,829,835
22,911	Fastenal Co.	1,182,437
9,023	Ferguson plc	1,252,590
6,895	Fluidra SA	273,337
17,727	Fortive Corp.	1,250,994
2,632	Fortune Brands Home & Security, Inc.	235,353
179	Fujitec Co. Ltd.	4,171
5,705	GEA Group AG	260,544
3,020	Generac Holdings, Inc.*	1,234,183
2,313	General Dynamics Corp.	453,417
67,942	General Electric Co.	7,000,064
150	Genuit Group plc	1,397
2,197	Glory Ltd.	48,990
2,686	GS Yuasa Corp.	60,732
11,100	Hino Motors Ltd.	103,073
2,621	Hitachi Construction Machinery Co. Ltd.	73,636
1,662	Hitachi Ltd.	98,325
39,985	Honeywell International, Inc.	8,488,016
500	Hoshizaki Corp.	45,477
36,268	Howden Joinery Group plc	436,621
310	Howmet Aerospace, Inc.	9,672
2,013	Huntington Ingalls Industries, Inc.	388,630
46	IDEX Corp.	9,520
56	IMCD NV	10,717
15,778	IMI plc	352,904
4,961	Ingersoll Rand, Inc.*	250,084
172	Interpump Group SpA	11,085
3,247	ITOCHU Corp.	94,572
26,551	Johnson Controls International plc	1,807,592
3,871	Kajima Corp.	49,605
2,427	Kinden Corp.	40,923
38	Kingspan Group plc	3,791
642	KION Group AG	59,692
4,460	Knorr-Bremse AG	477,182
15,700	Komatsu Ltd.	375,990
140	Kurita Water Industries Ltd.	6,737
8,660	Legrand SA	927,916
26,517	Leonardo SpA*	216,860
3,692	Lixil Corp.	107,007
7,022	Maeda Corp.	55,694
6,832	Marubeni Corp.	56,523
2,859	Masco Corp.	158,817
34,111	Melrose Industries plc	79,196
455	Metso Outotec OYJ	4,152
100	MINEBEA MITSUMI, Inc.	2,547
2,100	MISUMI Group, Inc.	89,353

Shares	Description	Value

Common Stocks – (continued)
Capital Goods – (continued)
3,135	Mitsubishi Corp.	$ 98,447
24,675	Mitsubishi Electric Corp.	342,923
6,000	Mitsubishi Heavy Industries Ltd.	160,764
4,581	Mitsui & Co. Ltd.	100,173
721	Miura Co. Ltd.	28,822
5,006	MonotaRO Co. Ltd.	112,185
13,285	Morgan Advanced Materials plc	64,530
3,259	Morgan Sindall Group plc	104,730
2,462	Nabtesco Corp.	93,088
1,425	Nagase & Co. Ltd.	23,975
4,830	Nidec Corp.	532,459
100	Nishimatsu Construction Co. Ltd.	3,094
5,654	Nisshinbo Holdings, Inc.	42,613
2,700	NSK Ltd.	18,296
42,400	NTN Corp.*	94,933
353	OKUMA Corp.	17,006
400	OSG Corp.	6,846
187	Otis Worldwide Corp.	15,386
5,940	Parker-Hannifin Corp.	1,660,943
13,621	Pentair plc	989,293
4,367	Penta-Ocean Construction Co. Ltd.	29,645
12,847	Prysmian SpA	448,727
4,320	QinetiQ Group plc	18,699
3,217	Quanta Services, Inc.	366,159
168	Rational AG	157,815
63,175	Raytheon Technologies Corp.	5,430,523
9,731	Rexel SA*	187,498
4,582	Rheinmetall AG	447,562
4,196	Rockwell Automation, Inc.	1,233,792
33,768	Rotork plc	158,701
2,236	Sanwa Holdings Corp.	29,070
10,900	Shimizu Corp.	81,590
5,549	Siemens Energy AG*	148,433
11,888	Signify NV	595,073
21,555	Smiths Group plc	415,641
1,699	Snap-on, Inc.	355,006
2,754	Sojitz Corp.	44,983
20	Spirax-Sarco Engineering plc	4,024
8,424	Stanley Black & Decker, Inc.	1,476,811
15,940	Sumitomo Corp.	224,546
1,600	Sumitomo Heavy Industries Ltd.	41,699
3,300	Tadano Ltd.	34,672
461	Taisei Corp.	14,771
1,081	Thales SA	104,809
1,100	TOTO Ltd.	52,378
599	Toyota Tsusho Corp.	25,154
8,690	Trane Technologies plc	1,500,329
2,435	Travis Perkins plc	50,065
7,761	Tyman plc	43,920
708	Ultra Electronics Holdings plc	30,870
896	United Rentals, Inc.*	314,433
2,600	Ushio, Inc.	48,725
9,421	Valmet OYJ	340,136
2,764	Vesuvius plc	18,028
2,622	Vinci SA	272,711
7,314	Volution Group plc	48,486
3,680	Wartsila OYJ Abp	43,826
5,404	Westinghouse Air Brake Technologies Corp.	465,879
2,414	WW Grainger, Inc.	948,847

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Capital Goods – (continued)
7,881	Xylem, Inc.	$ 974,722
4,900	Yaskawa Electric Corp.	235,291

		76,094,664

Commercial & Professional Services – 0.7%
936	Benefit One, Inc.	44,126
7,634	Biffa plc*	37,030
46,276	Booz Allen Hamilton Holding Corp.	3,672,001
15,893	Bureau Veritas SA	490,478
3,220	Cintas Corp.	1,225,725
8,204	Copart, Inc.*	1,138,059
16,743	Elis SA*	319,306
34	Equifax, Inc.	8,616
31,500	Experian plc	1,319,539
27,670	Hays plc	60,286
8,561	Intertek Group plc	572,451
38,940	Jacobs Engineering Group, Inc.	5,160,718
1,569	Kokuyo Co. Ltd.	26,594
3,299	Leidos Holdings, Inc.	317,133
1,317	Mitie Group plc*	1,260
20,396	Nielsen Holdings plc	391,399
1,098	Pagegroup plc	9,187
1,520	Persol Holdings Co. Ltd.	37,892
1,591	Randstad NV	107,118
89	Recruit Holdings Co. Ltd.	5,440
32,400	Republic Services, Inc.	3,889,944
7,940	Robert Half International, Inc.	796,620
22,727	Rollins, Inc.	802,945
38,878	Serco Group plc	70,036
6,192	SPIE SA	140,151
1,200	TechnoPro Holdings, Inc.	36,088
14	Teleperformance	5,507
6,047	Verisk Analytics, Inc.	1,211,033
28,401	Waste Management, Inc.	4,241,973
10,140	Wolters Kluwer NV	1,074,805

		27,213,460

Consumer Durables & Apparel – 0.6%
4,600	Asics Corp.	105,194
4,882	Barratt Developments plc	43,156
838	Bellway plc	36,961
119	Burberry Group plc	2,896
3,700	Casio Computer Co. Ltd.	61,258
17,743	Coats Group plc	16,113
326	Countryside Properties plc*	2,207
21,738	Crest Nicholson Holdings plc	112,180
992	DR Horton, Inc.	83,298
26,481	Dr. Martens plc*	140,581
1,488	EssilorLuxottica SA	283,872
110	Garmin Ltd.	17,101
13,671	Hanesbrands, Inc.	234,594
10,996	Hasbro, Inc.	981,063
15	Hermes International	20,696
3,348	Iida Group Holdings Co. Ltd.	86,116
18	Kering SA	12,785
3,735	Leggett & Platt, Inc.	167,477
4,821	Lennar Corp. Class A	451,631
10,271	Lululemon Athletica, Inc.*	4,156,674
57	LVMH Moet Hennessy Louis Vuitton SE	40,827
2,320	Mohawk Industries, Inc.*	411,568
196	Moncler SpA	11,954

Shares	Description	Value

Common Stocks – (continued)
Consumer Durables & Apparel – (continued)
16,019	Newell Brands, Inc.	$ 354,661
50,889	NIKE, Inc. Class B	7,390,610
8,700	Nikon Corp.	96,599
45	NVR, Inc.*	215,734
300	Open House Co. Ltd.	17,651
23,722	Panasonic Corp.	294,044
18,521	Persimmon plc	662,403
8,341	PulteGroup, Inc.	383,019
33	Puma SE	3,668
3,761	PVH Corp.*	386,593
9,368	Ralph Lauren Corp.	1,040,223
4,003	Redrow plc	35,948
857	SEB SA	120,567
1,124	Sekisui House Ltd.	23,538
9,200	Sharp Corp.	115,974
1,739	Sony Group Corp.	193,062
30,608	Tapestry, Inc.	1,133,108
16,270	Taylor Wimpey plc	33,934
49,948	Under Armour, Inc. Class A*	1,007,951
12,398	Under Armour, Inc. Class C*	217,213
14,932	VF Corp.	1,000,295
2,436	Vistry Group plc	40,109
400	Wacoal Holdings Corp.	8,478
2,144	Whirlpool Corp.	437,076
1,400	Yamaha Corp.	88,063

		22,780,723

Consumer Services – 0.7%
21,348	888 Holdings plc	123,687
595	Benesse Holdings, Inc.	13,455
198	Caesars Entertainment, Inc.*	22,231
3,941	Chipotle Mexican Grill, Inc.*	7,162,846
7,713	Darden Restaurants, Inc.	1,168,288
20,439	Domino’s Pizza Group plc	109,112
2,322	Domino’s Pizza, Inc.	1,107,501
38,565	Entain plc*	1,101,479
1,453	Expedia Group, Inc.*	238,147
8,109	Flutter Entertainment plc*	1,596,042
100	Food & Life Cos. Ltd.	4,598
2,752	Gamesys Group plc	68,599
5,779	Greggs plc	227,862
6,263	La Francaise des Jeux SAEM	322,026
13,689	McDonald’s Corp.	3,300,555
137,798	MGM Resorts International	5,945,984
3,326	Mitchells & Butlers plc*	10,612
4,637	Penn National Gaming, Inc.*	335,997
7,368	Playtech plc*	46,581
1,277	Restaurant Group plc (The)*	1,772
8,000	Skylark Holdings Co. Ltd.*	117,467
1,401	Sodexo SA*	122,441
24,942	Starbucks Corp.	2,751,352
213	TUI AG*	920
10,832	Yum! Brands, Inc.	1,324,862

		27,224,416

Diversified Financials – 2.2%
147	3i Group plc	2,525
35,878	Abrdn plc	122,701
1,300	AEON Financial Service Co. Ltd.	16,461
13,624	AJ Bell plc	73,244
51,172	American Express Co.	8,572,845
42	Ameriprise Financial, Inc.	11,093

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Diversified Financials – (continued)
25,430	Ashmore Group plc	$ 116,331
80,078	Bank of New York Mellon Corp. (The)	4,151,244
84,658	Berkshire Hathaway, Inc. Class B*	23,106,555
21	BlackRock, Inc.	17,612
375	Brewin Dolphin Holdings plc	1,935
3,698	Capital One Financial Corp.	598,965
34,307	Cboe Global Markets, Inc.	4,249,265
105,041	Charles Schwab Corp. (The)	7,651,186
28,414	Chrysalis Investments Ltd.*	102,221
8,925	CMC Markets plc	34,153
2,529	Credit Saison Co. Ltd.	33,162
12,642	Deutsche Bank AG (Registered)*	160,651
8,415	Deutsche Boerse AG	1,365,474
10,925	Discover Financial Services	1,342,136
1,742	Eurazeo SE	163,230
4,788	Franklin Resources, Inc.	142,299
20,572	Hargreaves Lansdown plc	394,995
19,349	IG Group Holdings plc	209,090
7,577	IntegraFin Holdings plc	52,986
13,406	Intermediate Capital Group plc	367,092
19,921	Invesco Ltd.	480,295
38,430	Investec plc	163,996
1,584	IP Group plc	2,988
800	JAFCO Group Co. Ltd.	51,064
3,543	Japan Exchange Group, Inc.	87,866
145	JTC plc	1,442
424	Jupiter Fund Management plc	1,428
83	Liontrust Asset Management plc	2,377
1,000	Man Group plc	2,753
1,905	MarketAxess Holdings, Inc.	801,415
4,500	Moody’s Corp.	1,597,995
75,171	Morgan Stanley	7,314,890
40	MSCI, Inc.	24,334
61	Nasdaq, Inc.	11,774
11,039	Ninety One plc	38,286
100	ORIX Corp.	1,871
5,934	Plus500 Ltd.	111,137
232	Raymond James Financial, Inc.	21,409
19,815	S&P Global, Inc.	8,419,195
4,700	SBI Holdings, Inc.	115,114
423	Sofina SA	168,076
185	St James’s Place plc	3,732
1,353	State Street Corp.	114,626
94,840	Synchrony Financial	4,635,779
27,530	T. Rowe Price Group, Inc.	5,415,151

		82,648,444

Energy – 1.3%
53,289	APA Corp.	1,141,983
230,158	Baker Hughes Co.	5,691,807
30,849	Cairn Energy plc	77,840
83,450	Chevron Corp.	8,466,003
89,742	ConocoPhillips	6,081,815
1,000	Cosmo Energy Holdings Co. Ltd.	22,640
748	Devon Energy Corp.	26,561
3,446	Diamondback Energy, Inc.	326,233
3,242	EOG Resources, Inc.	260,235
79,528	Exxon Mobil Corp.	4,677,837
66,333	Halliburton Co.	1,434,119

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
33,860	Harbour Energy plc*	$ 165,267
2,800	Inpex Corp.	21,802
800	Iwatani Corp.	46,762
87,887	John Wood Group plc*	271,511
16,859	Kinder Morgan, Inc.	282,051
29,420	Marathon Oil Corp.	402,171
30,360	Marathon Petroleum Corp.	1,876,552
16,371	Neste OYJ	923,527
85,690	NOV, Inc.*	1,123,396
14,513	Occidental Petroleum Corp.	429,295
74	OMV AG	4,456
388	ONEOK, Inc.	22,500
148,265	Repsol SA	1,935,385
14,850	Royal Dutch Shell plc Class A	330,252
6,604	Schlumberger NV	195,743
80,526	TechnipFMC plc*	604,077
102,800	Tenaris SA	1,081,362
128,463	TotalEnergies SE	6,140,269
345,998	Tullow Oil plc*	237,894
18,644	Valero Energy Corp.	1,315,707
224,209	Williams Cos., Inc. (The)	5,815,981

		51,433,033

Food & Staples Retailing – 0.4%
7,512	Aeon Co. Ltd.	197,490
14,085	Carrefour SA	252,424
23,887	Costco Wholesale Corp.	10,733,623
36,647	J Sainsbury plc	140,460
14,267	Jeronimo Martins SGPS SA	284,416
360	Kesko OYJ Class B	12,418
60,275	Koninklijke Ahold Delhaize NV	2,007,045
8,329	Kroger Co. (The)	336,741
531	Lawson, Inc.	26,084
1,372	Seven & i Holdings Co. Ltd.	62,460
600	Sugi Holdings Co. Ltd.	43,744
18,491	Sysco Corp.	1,451,544
600	Tsuruha Holdings, Inc.	73,993
9,526	Walgreens Boots Alliance, Inc.	448,198
5,793	Walmart, Inc.	807,428
1,600	Welcia Holdings Co. Ltd.	57,668

		16,935,736

Food, Beverage & Tobacco – 1.3%
100	Ajinomoto Co., Inc.	2,955
4,260	Anheuser-Busch InBev SA/NV	241,616
80,831	Archer-Daniels-Midland Co.	4,850,668
1,198	Asahi Group Holdings Ltd.	57,810
2,081	Associated British Foods plc	51,802
10,064	British American Tobacco plc	351,782
11,664	Britvic plc	140,423
2,100	Calbee, Inc.	51,106
5,424	Campbell Soup Co.	226,777
207,982	Coca-Cola Co. (The)	10,912,816
15,789	Coca-Cola HBC AG*	508,788
8,245	Conagra Brands, Inc.	279,258
1,289	Constellation Brands, Inc. Class A	271,579
3,066	Cranswick plc	147,564
146	Davide Campari-Milano NV	2,051
275	Diageo plc	13,314
931	Fuji Oil Holdings, Inc.	21,834
4,969	General Mills, Inc.	297,246
11,702	Glanbia plc	193,554

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food, Beverage & Tobacco – (continued)
41,025	Greencore Group plc*	$ 78,051
4,039	Heineken Holding NV	351,700
883	Heineken NV	92,163
625	Hershey Co. (The)	105,781
8,041	Imperial Brands plc	168,191
507	Ito En Ltd.	33,632
2,819	J M Smucker Co. (The)	338,365
100	Japan Tobacco, Inc.	1,959
4,411	JDE Peet’s NV	131,825
17,506	Kellogg Co.	1,118,984
800	Kewpie Corp.	19,391
1,300	Kikkoman Corp.	105,785
1,200	Kirin Holdings Co. Ltd.	22,272
9,983	Kraft Heinz Co. (The)	367,574
14,803	Lamb Weston Holdings, Inc.	908,460
1,274	Maruha Nichiro Corp.	30,174
300	Megmilk Snow Brand Co. Ltd.	6,164
8,637	Molson Coors Beverage Co. Class B	400,584
84,943	Mondelez International, Inc. Class A	4,941,984
15,822	Monster Beverage Corp.*	1,405,468
284	NH Foods Ltd.	10,725
400	Nichirei Corp.	10,482
5,883	Nippon Suisan Kaisha Ltd.	34,185
1,032	Nisshin Seifun Group, Inc.	17,101
73,391	PepsiCo, Inc.	11,038,740
63,290	Philip Morris International, Inc.	5,999,259
73,051	Premier Foods plc	114,768
33	Remy Cointreau SA	6,403
1,300	Sapporo Holdings Ltd.	29,836
634	Suntory Beverage & Food Ltd.	26,283
300	Takara Holdings, Inc.	4,324
5,302	Tate & Lyle plc	49,422
1,482	Toyo Suisan Kaisha Ltd.	65,623
18,394	Tyson Foods, Inc. Class A	1,452,022
3,687	Yamazaki Baking Co. Ltd.	64,119

		48,174,742

Health Care Equipment & Services – 2.3%
2,498	ABIOMED, Inc.*	813,149
772	Alfresa Holdings Corp.	11,532
4,257	AmerisourceBergen Corp.	508,499
97	Amplifon SpA	4,610
18,305	Anthem, Inc.	6,824,104
16,256	Baxter International, Inc.	1,307,470
23,542	Becton Dickinson and Co.	5,787,094
147,476	Boston Scientific Corp.*	6,398,984
11,945	Cardinal Health, Inc.	590,800
1,928	Carl Zeiss Meditec AG	369,313
97,627	Centene Corp.*	6,083,138
17,468	Cerner Corp.	1,231,843
4,730	Cigna Corp.	946,757
122,429	ConvaTec Group plc	359,188
114,440	CVS Health Corp.	9,711,378
26,323	Danaher Corp.	8,013,774
4,045	DaVita, Inc.*	470,272
20,866	Dentsply Sirona, Inc.	1,211,271
8,354	DexCom, Inc.*	4,568,468
3,037	DiaSorin SpA	635,983
15,172	Edwards Lifesciences Corp.*	1,717,622
3,557	Fresenius Medical Care AG & Co. KGaA	249,503
4,954	Fresenius SE & Co. KGaA	237,124

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Services – (continued)
1,431	H.U. Group Holdings, Inc.	$ 38,871
7,281	HCA Healthcare, Inc.	1,767,244
9,432	Henry Schein, Inc.*	718,341
6,190	Hologic, Inc.*	456,884
2,419	Hoya Corp.	377,410
15,006	Humana, Inc.	5,839,585
2,351	IDEXX Laboratories, Inc.*	1,462,087
5,781	Koninklijke Philips NV	256,832
2,737	Laboratory Corp. of America Holdings*	770,301
6,506	M3, Inc.	463,672
3,139	McKesson Corp.	625,854
29,371	Mediclinic International plc*	123,631
1,670	Medipal Holdings Corp.	31,430
24,701	Medtronic plc	3,096,270
200	Nihon Kohden Corp.	6,799
3,400	Nipro Corp.	35,277
12,200	Olympus Corp.	267,033
11,687	Quest Diagnostics, Inc.	1,698,238
76	ResMed, Inc.	20,030
800	Ship Healthcare Holdings, Inc.	20,606
73	Siemens Healthineers AG	4,734
58,225	Smith & Nephew plc	1,003,091
26,494	Spire Healthcare Group plc*	73,538
34	STERIS plc	6,946
798	Suzuken Co. Ltd.	23,345
1,495	Toho Holdings Co. Ltd.	24,282
28,383	UnitedHealth Group, Inc.	11,090,373
35	West Pharmaceutical Services, Inc.	14,859
925	Zimmer Biomet Holdings, Inc.	135,383

		88,504,822

Household & Personal Products – 0.2%
5,084	Beiersdorf AG	548,564
6,694	Clorox Co. (The)	1,108,593
78	Estee Lauder Cos., Inc. (The) Class A	23,394
600	Kobayashi Pharmaceutical Co. Ltd.	47,570
700	Kose Corp.	83,717
8,081	L’Oreal SA	3,343,950
2,400	Pola Orbis Holdings, Inc.	55,243
7,421	Procter & Gamble Co. (The)	1,037,456
19,789	PZ Cussons plc	60,127
6,100	Shiseido Co. Ltd.	409,978
9,078	Unilever plc	491,468

		7,210,060

Insurance – 0.8%
12,071	Admiral Group plc	504,368
74,957	Aegon NV	386,917
33,389	Aflac, Inc.	1,740,569
18,381	Allianz SE (Registered)	4,118,184
16,327	Allstate Corp. (The)	2,078,590
11,514	American International Group, Inc.	632,003
27,021	Aon plc Class A	7,721,791
92	Arthur J Gallagher & Co.	13,676
15,031	ASR Nederland NV	687,599
13,746	Assicurazioni Generali SpA	291,129
483	Assurant, Inc.	76,193
43,944	Aviva plc	232,898

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
7,666	AXA SA	$ 212,450
2,698	Chubb Ltd.	468,049
11,239	Cincinnati Financial Corp.	1,283,719
16,400	Dai-ichi Life Holdings, Inc.	358,685
92,052	Direct Line Insurance Group plc	359,193
2,197	Everest Re Group Ltd.	550,964
2,419	Globe Life, Inc.	215,364
2,053	Hannover Rueck SE	357,512
7,215	Hartford Financial Services Group, Inc. (The)	506,854
5,992	Japan Post Holdings Co. Ltd.*	50,367
5,188	Japan Post Insurance Co. Ltd.	94,101
1,749	Just Group plc*	2,131
338,280	Legal & General Group plc	1,270,948
9,437	Lincoln National Corp.	648,794
10,574	Loews Corp.	570,256
12,793	Marsh & McLennan Cos., Inc.	1,937,244
11,140	MetLife, Inc.	687,672
10,765	Poste Italiane SpA	147,824
6,528	Principal Financial Group, Inc.	420,403
20,772	Progressive Corp. (The)	1,877,581
7,431	Prudential Financial, Inc.	781,741
10,571	SCOR SE	304,401
3,391	Sompo Holdings, Inc.	147,119
3,127	Travelers Cos., Inc. (The)	475,335
25,175	Unum Group	630,885
431	W R Berkley Corp.	31,541

		32,875,050

Materials – 1.3%
604	ADEKA Corp.	13,572
6,310	Air Products and Chemicals, Inc.	1,616,054
500	Air Water, Inc.	7,992
9,725	Akzo Nobel NV	1,062,599
4,926	Albemarle Corp.	1,078,646
67,600	Amcor plc	783,484
7,529	Anglo American plc	263,881
8,591	ArcelorMittal SA	262,993
4,381	Arkema SA	577,709
1,900	Asahi Kasei Corp.	20,361
4,247	Avery Dennison Corp.	880,021
52,695	Ball Corp.	4,740,969
3,324	BASF SE	251,993
99	Celanese Corp.	14,913
4,600	CF Industries Holdings, Inc.	256,772
70	Corbion NV	3,382
31,471	Corteva, Inc.	1,324,300
3,087	Covestro AG	210,382
31,416	CRH plc	1,482,674
32	Croda International plc	3,667
1,000	Daicel Corp.	7,786
100	Daido Steel Co. Ltd.	4,241
411	DIC Corp.	11,593
4,201	Dow, Inc.	241,810
96,535	DS Smith plc	533,134
22,367	DuPont de Nemours, Inc.	1,520,732
29,132	Eastman Chemical Co.	2,934,758
7,366	Ecolab, Inc.	1,536,695
10,591	Elementis plc*	21,263
11,893	Essentra plc	42,866
1,176	Evonik Industries AG	36,876
51,632	Evraz plc	409,648
25,088	Ferrexpo plc	110,605

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
150,958	Freeport-McMoRan, Inc.	$ 4,910,664
74,947	Glencore plc*	352,559
13,732	HeidelbergCement AG	1,024,454
36,411	Hochschild Mining plc	65,250
3,508	Huhtamaki OYJ	157,751
5,989	International Paper Co.	334,905
100	JFE Holdings, Inc.	1,500
15,826	Johnson Matthey plc	567,789
94	JSR Corp.	3,379
355	Kaneka Corp.	14,828
21,600	Kobe Steel Ltd.	130,859
39	Koninklijke DSM NV	7,799
6,800	Kuraray Co. Ltd.	65,341
73	Linde plc	21,468
414	Lintec Corp.	9,456
1,101	LyondellBasell Industries NV Class A	103,329
56	Martin Marietta Materials, Inc.	19,134
3,688	Mitsubishi Chemical Holdings Corp.	33,575
458	Mitsui Chemicals, Inc.	15,301
78	Mondi plc	1,912
37,563	Mosaic Co. (The)	1,341,750
88,491	Newmont Corp.	4,805,061
200	Nihon Parkerizing Co. Ltd.	2,052
1,005	Nippon Light Metal Holdings Co. Ltd.	17,498
1,493	Nippon Paper Industries Co. Ltd.	15,844
100	Nippon Steel Corp.	1,799
1,660	Nucor Corp.	163,493
12,452	Oji Holdings Corp.	62,742
73	Packaging Corp. of America	10,033
8,812	PPG Industries, Inc.	1,260,204
1,745	Rengo Co. Ltd.	13,633
42	RHI Magnesita NV	1,855
4,011	Rio Tinto plc	262,930
13,704	Sealed Air Corp.	750,842
24,980	Sherwin-Williams Co. (The)	6,987,655
6,300	Showa Denko KK	153,298
16,700	Smurfit Kappa Group plc	874,460
4,134	Solvay SA	512,813
5,649	Stora Enso OYJ Class R	94,092
246	Sumitomo Bakelite Co. Ltd.	11,364
36,210	Sumitomo Chemical Co. Ltd.	187,939
356	Sumitomo Osaka Cement Co. Ltd.	9,910
9,121	Synthomer plc	61,153
3,719	Taiheiyo Cement Corp.	76,837
5,533	Teijin Ltd.	78,645
5,046	thyssenkrupp AG*	53,078
300	Toagosei Co. Ltd.	3,481
6,233	Tokai Carbon Co. Ltd.	79,679
2,295	Tokuyama Corp.	43,784
3,127	Toray Industries, Inc.	19,870
600	Tosoh Corp.	10,873
684	Toyo Seikan Group Holdings Ltd.	8,000
610	Toyobo Co. Ltd.	7,611
579	Ube Industries Ltd.	11,321
1,483	Umicore SA	87,734
199	UPM-Kymmene OYJ	7,043
3,258	Victrex plc	103,903
5,134	voestalpine AG	189,643

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
40	Vulcan Materials Co.	$ 6,766
7,484	Westrock Co.	372,928
8,252	Wienerberger AG	277,076
2,900	Zeon Corp.	40,824

		49,191,140

Media & Entertainment – 3.3%
26,851	Activision Blizzard, Inc.	2,077,999
8,473	Alphabet, Inc. Class A*	22,652,735
6,495	Alphabet, Inc. Class C*	17,311,188
14,075	Ascential plc*	77,635
54,343	Auto Trader Group plc	428,560
15,769	Bollore SA	91,063
681	Charter Communications, Inc. Class A*	495,468
185	Cineworld Group plc*	194
171,917	Comcast Corp. Class A	9,615,318
112	CyberAgent, Inc.	2,161
6,700	DeNA Co. Ltd.	124,276
5,309	Dentsu Group, Inc.	204,262
32,214	Discovery, Inc. Class C*	781,834
11,641	Electronic Arts, Inc.	1,655,932
89,682	Facebook, Inc. Class A*	30,437,174
20,620	Fox Corp. Class A	827,068
21,477	Fox Corp. Class B	797,226
79	Future plc	3,928
1,600	GungHo Online Entertainment, Inc.	29,337
36,850	Interpublic Group of Cos., Inc. (The)	1,351,290
1,700	Kakaku.com, Inc.	54,898
74	Koei Tecmo Holdings Co. Ltd.	3,513
1,600	Konami Holdings Corp.	100,287
32,688	Match Group, Inc.*	5,131,689
8,240	Netflix, Inc.*	5,029,202
293,766	News Corp. Class A	6,912,314
27,894	News Corp. Class B	647,978
8,074	Nexon Co. Ltd.	129,592
1,800	Nintendo Co. Ltd.	860,189
9,924	Nippon Television Holdings, Inc.	112,064
7,425	Omnicom Group, Inc.	538,016
40,206	Pearson plc	385,584
23,367	ProSiebenSat.1 Media SE	426,922
12,931	Publicis Groupe SA	868,676
26,977	Reach plc	127,039
43,838	Rightmove plc	402,750
41,539	Take-Two Interactive Software, Inc.*	6,399,914
1,543	TV Asahi Holdings Corp.	24,099
8,719	Ubisoft Entertainment SA*	522,113
59,385	Walt Disney Co. (The)*	10,046,160
253	WPP plc	3,390

		127,691,037

Pharmaceuticals, Biotechnology & Life Sciences – 2.0%
205	AbbVie, Inc.	22,113
8,720	Agilent Technologies, Inc.	1,373,662
12,517	Amgen, Inc.	2,661,740
19,206	Astellas Pharma, Inc.	316,113
19,627	AstraZeneca plc	2,365,402
6,076	Biogen, Inc.*	1,719,447

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
12	Bio-Rad Laboratories, Inc. Class A*	$ 8,951
143,094	Bristol-Myers Squibb Co.	8,466,872
62	Charles River Laboratories International, Inc.*	25,586
8,426	Chugai Pharmaceutical Co. Ltd.	308,340
17,083	Daiichi Sankyo Co. Ltd.	454,086
60	Dechra Pharmaceuticals plc	3,921
4,800	Eisai Co. Ltd.	359,556
132,771	Elanco Animal Health, Inc.*	4,234,067
148	Eli Lilly & Co.	34,195
5,378	Eurofins Scientific SE	690,490
250	Evotec SE*	11,854
42	Genus plc	3,071
37,794	Gilead Sciences, Inc.	2,639,911
130,709	GlaxoSmithKline plc	2,466,893
2,506	Grifols SA	61,192
4,163	Illumina, Inc.*	1,688,554
12,591	Incyte Corp.*	866,009
54,143	Indivior plc*	157,431
4,319	Ipsen SA	411,558
6,630	IQVIA Holdings, Inc.*	1,588,150
102,312	Johnson & Johnson	16,523,388
239	Kaken Pharmaceutical Co. Ltd.	9,835
46,444	Merck & Co., Inc.	3,488,409
6,436	Merck KGaA	1,393,006
4,647	Mettler-Toledo International, Inc.*	6,400,592
453	Mochida Pharmaceutical Co. Ltd.	13,797
600	Ono Pharmaceutical Co. Ltd.	13,682
6,721	Orion OYJ Class B	266,090
3,901	Otsuka Holdings Co. Ltd.	166,817
167	Oxford Biomedica plc*	3,483
1,900	PeptiDream, Inc.*	62,024
2,260	PerkinElmer, Inc.	391,635
194,808	Pfizer, Inc.	8,378,692
230	PureTech Health plc*	1,109
40,050	Sanofi	3,855,375
779	Santen Pharmaceutical Co. Ltd.	10,956
21	Sartorius Stedim Biotech	11,735
809	Sawai Group Holdings Co. Ltd.	37,639
2,274	Sumitomo Dainippon Pharma Co. Ltd.	40,646
476	Taisho Pharmaceutical Holdings Co. Ltd.	27,745
3,043	Takeda Pharmaceutical Co. Ltd.	100,367
46	Thermo Fisher Scientific, Inc.	26,281
6,378	UCB SA	714,191
7,964	Vertex Pharmaceuticals, Inc.*	1,444,590
62,886	Viatris, Inc.	852,105
2,772	Waters Corp.*	990,436

		78,163,789

Real Estate – 0.9%
607	alstria office REIT-AG (REIT)	11,864
25,395	American Tower Corp. (REIT)	6,740,087
1,393	Aroundtown SA	9,596
83	AvalonBay Communities, Inc. (REIT)	18,396
142	Big Yellow Group plc (REIT)	2,669
198	CBRE Group, Inc. Class A*	19,277
339	Civitas Social Housing plc (REIT)	399

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
108	CLS Holdings plc	$ 322
26,460	Crown Castle International Corp. (REIT)	4,586,047
800	Daito Trust Construction Co. Ltd.	93,846
322	Duke Realty Corp. (REIT)	15,414
9,123	Equinix, Inc. (REIT)	7,208,356
170	Equity Residential (REIT)	13,757
41	Essex Property Trust, Inc. (REIT)	13,109
163	Extra Space Storage, Inc. (REIT)	27,382
24,391	Grainger plc	100,083
2,700	Hulic Co. Ltd.	30,069
487	Iron Mountain, Inc. (REIT)	21,160
38,608	Kimco Realty Corp. (REIT)	801,116
30,173	Lamar Advertising Co. Class A (REIT)	3,423,127
1,502	LXI REIT plc (REIT)	2,782
151	Mid-America Apartment Communities, Inc. (REIT)	28,199
100	Mitsui Fudosan Co. Ltd.	2,376
98	Public Storage (REIT)	29,116
10,660	Regency Centers Corp. (REIT)	717,738
1,500	Relo Group, Inc.	30,959
143	Safestore Holdings plc (REIT)	2,021
4,353	Savills plc	79,239
3,908	SBA Communications Corp. (REIT)	1,291,868
226	Segro plc (REIT)	3,631
11,474	Simon Property Group, Inc. (REIT)	1,491,276
1,876	Sirius Real Estate Ltd.	3,306
27,654	Sun Communities, Inc. (REIT)	5,118,756
7,577	TAG Immobilien AG	222,229
118,843	Tritax Big Box REIT plc (REIT)	339,805
291	UDR, Inc. (REIT)	15,417
155	Warehouses De Pauw CVA (REIT)	6,280
29,503	Weyerhaeuser Co. (REIT)	1,049,422
105	Workspace Group plc (REIT)	1,167

		33,571,663

Retailing – 2.5%
800	ABC-Mart, Inc.	44,938
5,949	Advance Auto Parts, Inc.	1,242,687
12,895	Amazon.com, Inc.*	42,360,591
23,592	AO World plc*	69,107
803	Autobacs Seven Co. Ltd.	10,666
977	AutoZone, Inc.*	1,658,936
62,415	B&M European Value Retail SA	495,164
20,367	Bath & Body Works, Inc.	1,283,732
3,489	Best Buy Co., Inc.	368,822
90,998	Currys plc	163,685
852	Dollar General Corp.	180,743
15,476	Dollar Tree, Inc.*	1,481,363
6,803	Dunelm Group plc	130,346
68,529	eBay, Inc.	4,774,415
50	Etsy, Inc.*	10,398
900	Fast Retailing Co. Ltd.	663,764
19,309	Five Below, Inc.*	3,414,024
3,262	Frasers Group plc*	29,830

Shares	Description	Value

Common Stocks – (continued)
Retailing – (continued)
44,926	Gap, Inc. (The)	$ 1,019,820
10,014	Genuine Parts Co.	1,213,997
11,126	HelloFresh SE*	1,025,451
35,485	Home Depot, Inc. (The)	11,648,306
17,467	Inchcape plc	190,869
10,300	Isetan Mitsukoshi Holdings Ltd.	77,412
200	Izumi Co. Ltd.	6,654
2,718	J Front Retailing Co. Ltd.	26,199
30,446	JD Sports Fashion plc	427,873
147,003	Kingfisher plc	663,553
159,871	Leslie’s, Inc.*	3,283,750
23,624	LKQ Corp.*	1,188,760
2,479	Lowe’s Cos., Inc.	502,890
22,893	Marks & Spencer Group plc*	56,194
11,783	Moonpig Group plc*	50,646
6,601	Next plc	726,116
1,300	Nitori Holdings Co. Ltd.	256,193
2,674	O’Reilly Automotive, Inc.*	1,633,974
110	PALTAC Corp.	4,982
2,262	Pets at Home Group plc	14,648
44	Pool Corp.	19,114
2,400	Rakuten Group, Inc.	23,378
2,261	Ross Stores, Inc.	246,110
1,004	Shimamura Co. Ltd.	93,844
7,975	Takashimaya Co. Ltd.	88,783
13,502	Target Corp.	3,088,853
76,124	TJX Cos., Inc. (The)	5,022,662
5,557	Tractor Supply Co.	1,125,904
3,199	Ulta Beauty, Inc.*	1,154,583
26,086	Vivo Energy plc	37,609
295	Watches of Switzerland Group plc*	3,760
6,271	Wickes Group plc	19,231
24,380	Yamada Holdings Co. Ltd.	102,386
13,956	Zalando SE*	1,272,809

		94,700,524

Semiconductors & Semiconductor Equipment – 2.1%
104,992	Advanced Micro Devices, Inc.*	10,803,677
35,012	Analog Devices, Inc.	5,863,810
58,192	Applied Materials, Inc.	7,491,056
38	ASM International NV	14,882
73	ASML Holding NV	54,535
78	BE Semiconductor Industries NV	6,205
9,294	Broadcom, Inc.	4,506,940
20,451	Enphase Energy, Inc.*	3,067,037
84,280	Infineon Technologies AG	3,446,901
104,426	Intel Corp.	5,563,817
9,736	Lam Research Corp.	5,541,244
3,537	Microchip Technology, Inc.	542,894
109,290	Micron Technology, Inc.	7,757,404
2,233	Monolithic Power Systems, Inc.	1,082,291
8,141	NXP Semiconductors NV	1,594,578
4,044	Qorvo, Inc.*	676,116
65,340	QUALCOMM, Inc.	8,427,553
33,950	Renesas Electronics Corp.*	417,835
2,266	SCREEN Holdings Co. Ltd.	194,102
1,235	Skyworks Solutions, Inc.	203,503
38	SOITEC*	8,214
20,500	STMicroelectronics NV	894,204
11,036	SUMCO Corp.	220,175
2,429	Teradyne, Inc.	265,174
55,830	Texas Instruments, Inc.	10,731,084

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
1,243	Ulvac, Inc.	$ 70,780

		79,446,011

Software & Services – 3.8%
14,335	Accenture plc Class A	4,586,053
7,888	Adobe, Inc.*	4,541,279
984	Adyen NV*	2,750,638
13,261	Akamai Technologies, Inc.*	1,386,968
1,755	Alten SA	256,807
25,331	Atos SE	1,345,629
6,273	Autodesk, Inc.*	1,788,871
141	Automatic Data Processing, Inc.	28,189
2,770	Bechtle AG	189,454
13,242	Bytes Technology Group plc*	90,460
1,618	Capgemini SE	335,536
20,895	Capita plc*	14,234
8,965	Citrix Systems, Inc.	962,572
28,586	Cognizant Technology Solutions Corp. Class A	2,121,367
634	Computacenter plc	23,062
244	Dassault Systemes SE	12,841
12,851	DXC Technology Co.*	431,922
10,465	Fair Isaac Corp.*	4,164,337
6,970	Fidelity National Information Services, Inc.	848,110
16,600	Finablr plc*(a)	—
7,751	Fiserv, Inc.*	840,984
2,190	FleetCor Technologies, Inc.*	572,181
4,842	Fortinet, Inc.*	1,414,058
2,563	Fujitsu Ltd.	463,161
5,040	Gartner, Inc.*	1,531,555
4,781	Global Payments, Inc.	753,390
27,945	International Business Machines Corp.	3,882,399
5,566	Intuit, Inc.	3,002,913
5,115	Jack Henry & Associates, Inc.	839,167
4,370	Kainos Group plc	110,520
47,935	Mastercard, Inc. Class A	16,666,041
4,393	Micro Focus International plc	24,163
75,486	Microsoft Corp.	21,281,013
4,452	NCC Group plc	15,417
954	NEC Corp.	51,698
2,002	Nemetschek SE	209,109
1,006	Nihon Unisys Ltd.	26,053
35,666	NortonLifeLock, Inc.	902,350
10,085	NTT Data Corp.	194,986
142,329	Oracle Corp.	12,401,126
800	Oracle Corp. Japan	70,277
1,700	Otsuka Corp.	87,419
232	Paychex, Inc.	26,088
46,467	PayPal Holdings, Inc.*	12,091,178
1,227	Reply SpA	225,228
69,474	Sage Group plc (The)	661,508
39,185	salesforce.com, Inc.*	10,627,756
40,046	SAP SE	5,415,389
486	SCSK Corp.	10,279
44	Softcat plc	1,201
1,343	Sopra Steria Group SACA	248,820
4,642	Synopsys, Inc.*	1,389,861
18,274	TeamViewer AG*	534,617
400	TIS, Inc.	10,918
107,178	Trade Desk, Inc. (The) Class A*	7,534,613
2,200	Trend Micro, Inc.	122,514
47	Tyler Technologies, Inc.*	21,557

Shares	Description	Value

Common Stocks – (continued)
Software & Services – (continued)
5,134	VeriSign, Inc.*	$ 1,052,521
57,124	Visa, Inc. Class A	12,724,371
1,822	Worldline SA*	138,884

		144,055,612

Technology Hardware & Equipment – 2.6%
3,118	Alps Alpine Co. Ltd.	33,784
832	Amano Corp.	21,272
17,360	Amphenol Corp. Class A	1,271,273
363,516	Apple, Inc.	51,437,514
10,875	Arista Networks, Inc.*	3,737,085
4,362	Brother Industries Ltd.	95,987
1,431	Canon Marketing Japan, Inc.	33,233
15,125	Canon, Inc.	370,080
8,517	CDW Corp.	1,550,264
235,381	Cisco Systems, Inc.	12,811,788
16,941	Corning, Inc.	618,177
52,228	Dell Technologies, Inc. Class C*	5,433,801
6,938	F5 Networks, Inc.*	1,379,136
4,832	FUJIFILM Holdings Corp.	417,242
67	Halma plc	2,556
62,788	Hewlett Packard Enterprise Co.	894,729
736	Horiba Ltd.	51,347
32,981	HP, Inc.	902,360
2,695	IPG Photonics Corp.*	426,888
51,387	Juniper Networks, Inc.	1,414,170
8,739	Keysight Technologies, Inc.*	1,435,730
27,390	Konica Minolta, Inc.	146,965
600	Kyocera Corp.	37,507
5,979	Motorola Solutions, Inc.	1,389,041
18,899	NetApp, Inc.	1,696,374
1,797	Nippon Electric Glass Co. Ltd.	42,506
349,716	Nokia OYJ*	1,928,791
1,915	Oki Electric Industry Co. Ltd.	16,746
1,800	Omron Corp.	178,115
328	Oxford Instruments plc	9,987
2,007	Renishaw plc	127,415
18,304	Ricoh Co. Ltd.	187,291
2,594	Seagate Technology Holdings plc	214,057
1,819	Seiko Epson Corp.	36,726
400	Shimadzu Corp.	17,566
6,454	Spectris plc	334,960
4,587	TE Connectivity Ltd.	629,428
325	Teledyne Technologies, Inc.*	139,613
1,500	Topcon Corp.	26,086
15,102	Trimble, Inc.*	1,242,140
14,905	Western Digital Corp.*	841,238
1,144	Yokogawa Electric Corp.	19,953
11,542	Zebra Technologies Corp. Class A*	5,948,978

		99,549,899

Telecommunication Services – 0.5%
1,903	Airtel Africa plc	2,556
54,723	AT&T, Inc.	1,478,068
2,005	BT Group plc*	4,298
166,547	Deutsche Telekom AG (Registered)	3,339,967
5,495	Elisa OYJ	341,426
2,000	KDDI Corp.	65,846
84,382	Lumen Technologies, Inc.	1,045,493

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Telecommunication Services – (continued)
23,577	Nippon Telegraph & Telephone Corp.	$ 653,299
12,227	Orange SA	132,233
13,301	Proximus SADP	263,952
231,109	Telecom Italia SpA	90,366
41,576	Telefonica SA	195,099
47,864	T-Mobile US, Inc.*	6,115,105
92,331	Verizon Communications, Inc.	4,986,797
264,766	Vodafone Group plc	402,892

		19,117,397

Transportation – 0.5%
2,100	Abertis Infraestructuras SA(a)	—
6,863	Alaska Air Group, Inc.*	402,172
223	American Airlines Group, Inc.*	4,576
11,700	ANA Holdings, Inc.*	304,170
8,005	Atlantia SpA*	151,068
16	Clarkson plc	819
162,214	CSX Corp.	4,824,244
31,311	Delta Air Lines, Inc.*	1,334,162
48,231	Deutsche Post AG (Registered)	3,024,557
5,600	East Japan Railway Co.	395,770
24,795	Expeditors International of Washington, Inc.	2,953,828
2,396	FedEx Corp.	525,419
64,906	Firstgroup plc*	77,791
7,724	InPost SA*	128,168
1,600	Japan Airport Terminal Co. Ltd.*	78,519
417	Kamigumi Co. Ltd.	8,739
4,000	Kyushu Railway Co.	96,241
119	National Express Group plc*	387
4,361	Old Dominion Freight Line, Inc.	1,247,159
11,712	Redde Northgate plc	63,438
86,475	Royal Mail plc	489,043
1,700	Seino Holdings Co. Ltd.	20,595
3,411	SG Holdings Co. Ltd.	96,501
3,090	Southwest Airlines Co.*	158,919
5,100	Tokyu Corp.	75,701
15,694	United Parcel Service, Inc. Class B	2,857,877
4,100	West Japan Railway Co.	206,095
702	Yamato Holdings Co. Ltd.	17,768

		19,543,726

Utilities – 0.4%
49,632	A2A SpA	101,703
243,120	AES Corp. (The)	5,550,430
2,583	CenterPoint Energy, Inc.	63,542
55,421	Centrica plc*	42,084
2,020	Chubu Electric Power Co., Inc.	23,874
3,199	Consolidated Edison, Inc.	232,215
7,904	ContourGlobal plc	19,984
32,767	Drax Group plc	212,716
10,843	DTE Energy Co.	1,211,272
2,575	Duke Energy Corp.	251,294
23,111	Edison International	1,281,967
79	EDP Renovaveis SA	1,960
2,600	Electric Power Development Co. Ltd.	37,277
1,268	Elia Group SA/NV	151,526
14,807	Engie SA	193,723

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
947	Entergy Corp.	$ 94,047
2,015	Evergy, Inc.	125,333
7,945	Exelon Corp.	384,061
4,792	FirstEnergy Corp.	170,691
67	Fortum OYJ	2,035
85,911	Hera SpA	350,261
4,910	Hokkaido Electric Power Co., Inc.	23,378
20,441	Iberdrola SA	205,645
42,953	Italgas SpA	274,651
10,927	National Grid plc	130,203
3,608	NiSource, Inc.	87,422
6,947	NRG Energy, Inc.	283,646
4,100	Osaka Gas Co. Ltd.	74,920
38	Pennon Group plc	579
2,152	Pinnacle West Capital Corp.	155,719
6,486	PPL Corp.	180,830
7,876	Rubis SCA	272,691
6,404	RWE AG	225,859
157	Southern Co. (The)	9,729
60,207	SSE plc	1,267,666
923	Telecom Plus plc	15,123
700	Toho Gas Co. Ltd.	30,446
5,690	Tokyo Gas Co. Ltd.	105,875
133	United Utilities Group plc	1,731
3,118	Veolia Environnement SA	95,273
120	Verbund AG	12,136

		13,955,517

TOTAL COMMON STOCKS (Cost $1,203,641,642)		$1,341,568,011

Exchange Traded Funds – 19.2%
36,911	First Trust US Equity Opportunities ETF(b)	$ 4,554,817
2,395,604	Invesco Senior Loan ETF(b)	52,966,804
2,362,161	iShares 5-10 Year Investment Grade Corporate Bond ETF	141,871,390
5,952,827	iShares Core MSCI Emerging Markets ETF	367,646,596
80,000	iShares J.P. Morgan USD Emerging Markets Bond ETF	8,804,800
966,957	SPDR Blackstone Senior Loan ETF	44,499,361
857,959	SPDR Bloomberg Barclays Convertible Securities ETF(b)	73,226,801
921,065	VanEck Fallen Angel High Yield Bond ETF	30,441,198
92,700	Vanguard Real Estate ETF	9,435,006

TOTAL EXCHANGE TRADED FUNDS (Cost $674,871,816)		$ 733,446,773

Shares	Dividend Rate	Value

Investment Company(c) – 39.4%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,503,210,492	0.026%	$1,503,210,492
(Cost $1,503,210,492)

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Units	Description	Expiration Month	Value

Right* – 0.0%
Automobiles & Components – 0.0%
1,906	Continental AG	12/2049	$ 113,273
(Cost $129,512)

TOTAL INVESTMENTS BEFORE SECURITIES- LENDING REINVESTMENT VEHICLE (Cost $3,381,853,462)			$3,578,338,549

Shares	Dividend Rate		Value

Securities Lending Reinvestment Vehicle(c) – 0.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
5,169,125	0.026%		$ 5,169,125
(Cost $5,169,125)

TOTAL INVESTMENTS – 93.8% (Cost $3,387,022,587)			$3,583,507,674

OTHER ASSETS IN EXCESS OF LIABILITIES – 6.2%			234,829,430

NET ASSETS – 100.0%			$3,818,337,104

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(b)	All or a portion of security is on loan.

(c)	Represents an Affiliated Issuer.

Investment Abbreviations:
CVA	— Dutch Certification
EURIBOR	— Euro Interbank Offered Rate
REIT	— Real Estate Investment Trust
SPDR	— Standard and Poor’s Depositary Receipts

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
ILS	— Israel New Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
TWD	— Taiwan Dollar
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Chase Bank NA	RUB	662,270,000	USD	8,989,140	10/29/2021	$74,953
	USD	11,393,366	AUD	15,740,000	10/25/2021	13,084
	USD	18,538,746	CHF	17,110,000	10/25/2021	169,640
	USD	6,927,635	CLP	5,457,750,000	10/29/2021	213,554
	USD	118,446,524	EUR	100,950,000	10/25/2021	1,463,100
	USD	43,381,184	GBP	31,750,000	10/25/2021	600,103
	USD	47,160,744	JPY	5,152,200,000	10/25/2021	860,823
	USD	5,287,321	PLN	20,850,000	10/25/2021	45,189

TOTAL						$3,440,446

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Chase Bank NA	CZK	120,990,000	USD	5,573,434	10/25/2021	$(46,882)
	IDR	247,628,810,000	USD	17,296,539	10/29/2021	(54,145)
	ILS	55,290,000	USD	17,248,322	10/25/2021	(96,297)
	INR	1,438,760,000	USD	19,435,333	10/29/2021	(120,838)
	MXN	149,860,000	USD	7,417,292	10/25/2021	(181,149)
	NZD	6,640,000	USD	4,652,286	10/26/2021	(68,937)
	TWD	151,190,000	USD	5,452,477	10/29/2021	(10,888)
	USD	6,949,035	CAD	8,890,000	10/25/2021	(69,526)
	USD	12,846,538	KRW	15,246,220,000	10/29/2021	(21,501)

TOTAL						$(670,163)

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
3 Month Canadian Bankers Acceptance	48	12/13/2021	$9,427,759	$1,589
3 Month Canadian Bankers Acceptance	41	03/14/2022	8,043,976	(2,443)
3 Month Canadian Bankers Acceptance	53	06/13/2022	10,377,388	(7,234)
3 Month Eurodollar	11	09/19/2022	2,741,338	(76)
Amsterdam Exchange Index	49	10/15/2021	8,744,655	(284,508)
Australia 10 Year Bond	120	12/15/2021	12,278,237	(221,437)
Brent Crude Oil	171	10/29/2021	13,391,010	824,664
Brent Crude Oil	18	01/31/2022	1,368,360	106,414
CAC 40 10 Euro Index	105	10/15/2021	7,927,632	(72,571)
Canada 10 Year Bond	77	12/20/2021	8,707,335	(196,168)
Cocoa	61	03/16/2022	1,632,970	98,608
Coffee “C”	27	12/20/2021	1,964,250	49,171
Coffee “C”	22	03/21/2022	1,623,600	95,968
Copper	40	12/29/2021	4,107,000	(163,878)
Copper	14	03/29/2022	1,431,500	(86,314)
Corn	55	03/14/2022	1,498,750	(44,173)
Cotton No. 2	50	12/08/2021	2,645,000	281,958
Cotton No. 2	34	03/09/2022	1,765,960	217,238
DAX Index	36	12/17/2021	15,937,969	(321,882)
EURO STOXX 50 Index	3,699	12/17/2021	173,446,140	(3,063,047)
Euro-Bobl	29	12/08/2021	4,534,604	(24,686)
Euro-BTP	105	12/08/2021	18,481,185	(248,130)
Euro-Bund	125	12/08/2021	24,613,490	(339,245)
Euro-Buxl	4	12/08/2021	944,009	(25,373)
Euro-OAT	34	12/08/2021	6,537,727	(104,838)
FTSE 100 Index	748	12/17/2021	71,290,638	705,763
FTSE/MIB Index	52	12/17/2021	7,641,612	(11,544)
IBEX 35 Index	50	10/15/2021	5,106,238	99,532
Japan 10 Year Bond	3	12/13/2021	4,082,933	(9,448)
KC HRW Wheat	42	03/14/2022	1,549,800	28,753
KOSPI 200 Index	52	12/09/2021	4,408,361	(142,084)
Lean Hogs	46	02/14/2022	1,600,800	82,475
Live Cattle	28	02/28/2022	1,464,680	(73,058)
LME Aluminum Base Metal	202	10/20/2021	14,391,238	1,278,520
LME Aluminum Base Metal	208	11/17/2021	14,855,100	421,056
LME Aluminum Base Metal	23	12/15/2021	1,642,919	204,942
LME Aluminum Base Metal	24	01/19/2022	1,711,050	163,752
LME Aluminum Base Metal	15	02/16/2022	1,068,000	6,648
LME Lead Base Metal	179	10/20/2021	9,435,538	(759,411)
LME Lead Base Metal	121	11/17/2021	6,354,012	(605,826)
LME Nickel Base Metal	87	10/20/2021	9,367,551	(677,942)
LME Nickel Base Metal	71	11/17/2021	7,642,653	(960,316)
LME Zinc Base Metal	107	10/20/2021	7,969,494	(28,551)
LME Zinc Base Metal	133	11/17/2021	9,923,462	(269,206)
LME Zinc Base Metal	20	12/15/2021	1,493,500	7,863
LME Zinc Base Metal	21	01/19/2022	1,568,700	(15,637)
LME Zinc Base Metal	13	02/16/2022	970,938	(28,851)
Low Sulphur Gasoil	124	11/11/2021	8,339,000	680,276
Low Sulphur Gasoil	22	02/10/2022	1,454,200	145,031
NASDAQ 100 E-Mini Index	53	12/17/2021	15,563,450	(791,954)
Natural Gas	90	10/27/2021	5,241,600	789,466
Natural Gas	28	01/27/2022	1,657,040	295,643
NY Harbor ULSD	78	10/29/2021	7,658,960	540,162
NY Harbor ULSD	15	01/31/2022	1,452,780	121,003
OMXS30 Index	191	10/15/2021	4,916,051	(171,083)
RBOB Gasoline	71	10/29/2021	6,532,369	293,168
RBOB Gasoline	15	01/31/2022	1,346,436	76,915
Russell 2000 E-Mini Index	142	12/17/2021	15,625,680	(156,806)

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts: (continued)
S&P Midcap 400 E-Mini Index	21	12/17/2021	$5,529,720	$(83,070)
S&P/TSX 60 Index	52	12/16/2021	9,821,127	(204,638)
SET50 Index	968	12/29/2021	5,505,598	(54,441)
Soybean	20	03/14/2022	1,273,000	(24,113)
Soybean Oil	37	03/14/2022	1,291,152	29,223
Sugar No. 11	193	02/28/2022	4,396,694	55,594
TOPIX Index	164	12/09/2021	29,920,661	(480,127)
U.S. Treasury 2 Year Note	38	12/31/2021	8,362,672	(4,221)
U.S. Treasury 10 Year Note	173	12/21/2021	22,787,344	(223,330)
U.S. Treasury Long Bond	108	12/21/2021	17,226,000	(323,426)
Wheat	56	12/14/2021	2,032,100	4,173
Wheat	42	03/14/2022	1,546,650	(13,321)
WTI Crude Oil	217	10/20/2021	16,268,490	909,964
WTI Crude Oil	19	01/20/2022	1,399,920	111,747

Total				$(2,591,128)

Short position contracts:
100 oz Gold	(194)	12/29/2021	$(34,076,100)	$58,495
3 Month Euro Euribor	(69)	03/14/2022	(20,085,442)	(1,424)
3 Month Euro Euribor	(228)	06/13/2022	(66,346,176)	5,015
3 Month Euro Euribor	(251)	09/19/2022	(73,017,186)	3,707
3 Month Euro Euribor	(233)	12/19/2022	(67,760,652)	7,325
3 Month Euro Euribor	(250)	03/13/2023	(72,675,603)	14,068
3 Month Euro Euribor	(218)	06/19/2023	(63,351,030)	11,867
3 Month Euro Euribor	(217)	09/18/2023	(63,035,293)	17,476
3 Month Eurodollar	(81)	12/19/2022	(20,149,762)	(2,404)
3 Month Eurodollar	(286)	03/13/2023	(71,053,125)	(19,482)
3 Month Eurodollar	(346)	06/19/2023	(85,825,300)	(11,291)
3 Month Eurodollar	(406)	09/18/2023	(100,479,925)	7,310
3 Month Euroswiss	(30)	12/13/2021	(8,109,609)	(1,062)
3 Month Euroswiss	(41)	03/14/2022	(11,077,633)	(993)
3 Month Euroswiss	(96)	06/13/2022	(25,930,146)	872
3 Month Sterling	(293)	12/15/2021	(49,239,959)	12,571
3 Month Sterling	(479)	03/16/2022	(80,280,265)	103,116
3 Month Sterling	(601)	06/15/2022	(100,585,718)	245,938
3 Month Sterling	(617)	09/21/2022	(103,144,035)	340,531
3 Month Sterling	(628)	12/21/2022	(104,908,868)	366,497
3 Month Sterling	(610)	03/15/2023	(101,850,556)	347,907
3 Month Sterling	(592)	06/21/2023	(98,800,262)	292,954
3 Month Sterling	(560)	09/20/2023	(93,417,264)	242,942
CBOE Volatility Index	(77)	10/20/2021	(1,760,821)	(109,418)
CBOE Volatility Index	(82)	11/17/2021	(1,942,244)	(85,204)
CBOE Volatility Index	(79)	12/22/2021	(1,895,874)	(74,576)
Cocoa	(62)	12/15/2021	(1,644,240)	(80,291)
Euro-Schatz	(224)	12/08/2021	(29,116,471)	(46)
Feeder Cattle	(52)	11/18/2021	(3,996,850)	95,949
FTSE/JSE Top 40 Index	(13)	12/15/2021	(502,268)	(1,782)
Hang Seng Index	(61)	10/28/2021	(9,608,422)	(135,698)
HSCEI	(98)	10/28/2021	(5,489,380)	(43,913)
KC HRW Wheat	(43)	12/14/2021	(1,572,725)	(15,697)
Lean Hogs	(37)	12/14/2021	(1,261,330)	(166,727)
Live Cattle	(147)	12/31/2021	(7,401,450)	142,133
LME Aluminum Base Metal	(202)	10/20/2021	(14,391,238)	(300,023)
LME Aluminum Base Metal	(72)	11/17/2021	(5,142,150)	(285,933)
LME Aluminum Base Metal	(23)	12/15/2021	(1,642,919)	(161,890)
LME Aluminum Base Metal	(24)	01/19/2022	(1,711,050)	(5,614)
LME Lead Base Metal	(179)	10/20/2021	(9,435,538)	877,819
LME Lead Base Metal	(97)	11/17/2021	(5,093,712)	128,697

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts: (continued)
LME Nickel Base Metal	(87)	10/20/2021	$(9,367,551)	$998,639
LME Nickel Base Metal	(17)	11/17/2021	(1,829,931)	131,849
LME Zinc Base Metal	(107)	10/20/2021	(7,969,494)	171,095
LME Zinc Base Metal	(56)	11/17/2021	(4,178,300)	54,405
LME Zinc Base Metal	(20)	12/15/2021	(1,493,500)	2,463
LME Zinc Base Metal	(21)	01/19/2022	(1,568,700)	49,417
Long Gilt	(128)	12/29/2021	(21,629,112)	138,471
S&P 500 E-Mini Index	(1,365)	12/17/2021	(293,321,438)	10,692,302
Silver	(111)	12/29/2021	(12,290,475)	465,309
Soybean	(12)	11/12/2021	(754,200)	14,437
Soybean Oil	(43)	12/14/2021	(1,514,460)	52,539
U.S. Treasury 5 Year Note	(55)	12/31/2021	(6,753,398)	(2,929)

Total				$14,587,718

Total Futures Contracts				$11,996,590

SWAP CONTRACTS — At September 30, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at September 30, 2021(b)	Termination Date	Notional Amount (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
iTraxx Europe Crossover Index	5.000%	2.535%	12/20/2026	EUR	65,900	$9,152,260	$9,353,539	$(201,279)
iTraxx Europe Index	1.000	0.501	12/20/2026		245,750	7,535,826	7,439,355	96,471
Markit CDX North America High Yield Index	5.000	3.030	12/20/2026	USD	110,250	10,300,413	10,288,098	12,315
Markit CDX North America Investment Grade Index	1.000	0.533	12/20/2026		290,050	6,985,407	6,938,981	46,426

TOTAL						$33,973,906	$34,019,973	$(46,067)

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received (Paid) by the Fund	Counterparty	Termination Date	Notional Amount (000’s)		Unrealized Appreciation/ (Depreciation)(a)

Alerian MLP Index Total Return(b)	(0.085)%	Bank of America NA	12/10/2021	USD	6,369	$92,941
MSCI The World Growth Net Return Index(b)	(0.085)		11/26/2021		52,667	(2,706,710)
MSCI The World Net Return Index(c)	0.085		11/11/2021		38,893	1,477,474
Bloomberg Roll Select Commodity Index Total Return(d)	(0.000)	JPMorgan Chase Bank NA	02/28/2022		10,922	(15,684)
A basket (JPGSMARB) of common stocks(b)*	(0.085)		08/10/2022		49,182	(322,920)
Euro Stoxx Gross Total Return Index(c)	0.556		09/16/2022	EUR	78,055	1,955,929
FTSE 100 Total Return Index(c)	0.160		12/15/2021	GBP	26,627	(388,465)
J.P. Morgan Bespoke Global Healthcare Sector Index(b)	(0.085)		08/24/2022	USD	45,270	(1,596,287)
J.P. Morgan Bespoke Global Materials Sector Index(b)	(0.085)		11/24/2021		24,581	(1,646,902)
J.P. Morgan Bespoke Global Technology Sector Index(b)	(0.085)		11/24/2021		37,395	(2,266,404)
MSCI The World Net Return Index(c)	0.085		02/25/2022		186,362	7,090,813

TOTAL						$1,673,785

(a)	There are no upfront payments on the swap contracts listed above; therefore the unrealized gains (losses) on the swap contracts are equal to their value.
(b)	Payments made monthly.
(c)	Payments received monthly.
(d)	Payments made weekly.
*	The components of the basket shown below.

A basket (JPGSMARB) of common stocks

Common Stocks	Sector	Shares	Value	Weight

Aerojet Rocketdyne Holdings Inc	Industrials	47,608	$2,073,344	4.22%
Shaw Communications Inc	Communication Services	55,268	2,034,953	4.14
Cloudera Inc	Information Technology	124,912	1,994,847	4.06
Raven Industries Inc	Industrials	34,614	1,994,140	4.05
Stamps.com Inc	Consumer Discretionary	6,044	1,993,376	4.05
Covanta Holding Corp	Industrials	98,985	1,991,571	4.05
PPD Inc	Health Care	42,546	1,990,728	4.05
Cornerstone OnDemand Inc	Information Technology	34,729	1,988,601	4.04
Columbia Property Trust Inc	Real Estate	104,498	1,987,556	4.04
Magellan Health Inc	Health Care	20,990	1,984,613	4.04
Hill-Rom Holdings Inc	Health Care	13,226	1,983,972	4.03
Nuance Communications Inc	Information Technology	36,038	1,983,556	4.03
Coherent Inc	Information Technology	7,930	1,983,288	4.03
Kansas City Southern	Industrials	7,319	1,980,770	4.03
Inovalon Holdings Inc	Health Care	49,162	1,980,735	4.03
Veoneer Inc	Consumer Discretionary	58,129	1,979,882	4.03
Kadmon Holdings Inc	Health Care	227,009	1,977,251	4.02
Domtar Corp	Materials	36,216	1,975,201	4.02
Suez SA	Utilities	99,768	1,963,927	3.99
Sanderson Farms Inc	Consumer Staples	10,422	1,961,503	3.99
Meggitt PLC	Industrials	2,646	1,953,978	3.97
Change Healthcare Inc	Health Care	91,220	1,910,152	3.88
Sportsman’s Warehouse Holdings Inc	Consumer Discretionary	101,898	1,793,406	3.65
ExOne Co/The	Industrials	74,848	1,749,957	3.56
Magnachip Semiconductor Corp	Information Technology	76,611	1,360,617	2.77
Forterra Inc	Materials	25,878	609,683	1.24

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED OPTIONS CONTRACTS and WRITTEN OPTIONS CONTRACTS — At September 30, 2021, the Fund had the following purchased & written options contracts:

EXCHANGE TRADED INDEX OPTIONS

Description	Exercise Price		Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Purchased options contracts:
Calls
CBOE Volatility Index	25	USD	11/17/2021	860	$1,990,040	$275,200	$302,570	$(27,370)
	26	USD	10/20/2021	800	1,851,200	150,000	214,950	(64,950)
	26	USD	12/22/2021	810	1,874,340	299,700	298,735	965

Total calls				2,470		$724,900	$816,255	$(91,355)

Puts
S&P 500 Index	3,600	USD	10/29/2021	16	$6,892,064	$9,680	$12,736	$(3,056)
	3,690	USD	10/29/2021	11	4,738,294	8,910	11,338	(2,428)
	3,700	USD	10/29/2021	21	9,045,834	17,640	18,651	(1,011)
	3,710	USD	10/29/2021	1	430,754	870	1,081	(211)
	3,720	USD	10/29/2021	6	2,584,524	5,430	7,445	(2,015)

Total puts				55		$42,530	$51,251	$(8,721)

Total purchased options contracts				2,525		$767,430	$867,506	$(100,076)

Written options contracts:
Puts
S&P 500 Index	4,280	USD	10/29/2021	16	$(6,892,064)	$(136,800)	$(101,877)	$(34,923)
	4,290	USD	10/29/2021	21	(9,045,834)	(186,375)	(155,642)	(30,733)
	4,385	USD	10/29/2021	11	(4,738,294)	(138,545)	(79,302)	(59,243)
	4,475	USD	10/29/2021	7	(3,015,278)	(126,140)	(59,485)	(66,655)

Total written options contracts				55		$(587,860)	$(396,306)	$(191,554)

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments

September 30, 2021 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(a) – 53.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
17,667,926	0.026%	$17,667,926

TOTAL INVESTMENTS – 53.3% (Cost $17,667,926)		$17,667,926

OTHER ASSETS IN EXCESS OF LIABILITIES – 46.7%		15,501,388

NET ASSETS – 100.0%		$33,169,314

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Investment Abbreviations:
EURIBOR	— Euro Interbank Offered Rate
U.S.	— United States

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israel New Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peru Nuevo Sol
PHP	— Philippines Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
THB	— Thailand Baht
USD	— United States Dollar
ZAR	— South African Rand

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.	RUB	153,680,000	USD	2,085,755	10/29/2021	$17,571
	USD	143,365	CLP	112,940,000	10/29/2021	4,427
	USD	68,620	ILS	220,000	10/25/2021	372
	USD	184,140	INR	13,700,000	10/29/2021	226
	USD	681,163	PEN	2,800,000	10/29/2021	4,353
	USD	173,769	PHP	8,880,000	10/29/2021	414
	USD	578,204	PLN	2,280,000	10/25/2021	4,963
	USD	1,378,691	THB	46,080,000	10/26/2021	17,017

TOTAL						$49,343

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc.	BRL	4,890,000	USD	918,076	10/29/2021	$(23,710)
	CZK	13,390,000	USD	617,114	10/25/2021	(5,489)
	HUF	40,470,000	USD	134,619	10/25/2021	(4,281)
	IDR	20,130,260,000	USD	1,406,412	10/29/2021	(4,742)
	INR	151,460,000	USD	2,045,983	10/29/2021	(12,722)
	MXN	42,000,000	USD	2,078,815	10/25/2021	(50,802)
	NOK	15,110,000	USD	1,740,261	10/25/2021	(12,053)
	PHP	22,120,000	USD	440,111	10/29/2021	(8,287)
	SEK	21,330,000	USD	2,458,361	10/25/2021	(21,496)
	USD	383,321	COP	1,476,110,000	10/29/2021	(3,617)
	USD	177,600	HUF	55,200,000	10/25/2021	(176)
	USD	1,100,092	KRW	1,305,590,000	10/29/2021	(1,845)
	ZAR	13,860,000	USD	930,792	10/25/2021	(13,085)

TOTAL						$(162,305)

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
3 Month Canadian Bankers Acceptance	1	12/13/2021	$196,412	$78
3 Month Canadian Bankers Acceptance	1	03/14/2022	196,195	(71)
3 Month Canadian Bankers Acceptance	1	06/13/2022	195,800	(130)
Amsterdam Exchange Index	1	10/15/2021	178,462	(5,795)
Australia 10 Year Bond	214	12/15/2021	21,896,190	(371,602)
Brent Crude Oil	34	01/31/2022	2,584,680	182,872
CAC 40 10 Euro Index	2	10/15/2021	151,003	(1,384)
Canada 10 Year Bond	148	12/20/2021	16,736,176	(265,143)
Cocoa	100	03/16/2022	2,677,000	139,253
Coffee “C”	35	03/21/2022	2,583,000	121,133
Copper	24	03/29/2022	2,454,000	(114,716)
Corn	94	03/14/2022	2,561,500	(42,359)
Cotton No. 2	53	03/09/2022	2,752,820	306,673
DAX Index	1	12/17/2021	442,721	(9,521)
EURO STOXX 50 Index	8	12/17/2021	375,120	(5,925)
Euro-BTP	1	12/08/2021	176,011	(2,380)
Foreign Exchange AUD/USD	29	12/13/2021	2,096,555	(41,826)
Foreign Exchange CAD/USD	28	12/14/2021	2,210,460	(1,926)
FTSE 100 Index	2	12/17/2021	190,617	1,955
FTSE/MIB Index	1	12/17/2021	146,954	(261)
IBEX 35 Index	1	10/15/2021	102,125	2,186
KC HRW Wheat	71	03/14/2022	2,619,900	51,540
Lean Hogs	76	02/14/2022	2,644,800	121,341
Live Cattle	49	02/28/2022	2,563,190	(113,930)
LME Aluminum Base Metal	60	10/20/2021	4,274,625	249,603
LME Aluminum Base Metal	30	11/17/2021	2,142,562	282,061
LME Aluminum Base Metal	32	12/15/2021	2,285,800	278,491
LME Aluminum Base Metal	37	01/19/2022	2,637,869	242,327
LME Aluminum Base Metal	35	02/16/2022	2,492,000	850
LME Lead Base Metal	5	10/20/2021	263,562	(20,857)
LME Lead Base Metal	3	11/17/2021	157,538	(15,020)
LME Nickel Base Metal	3	10/20/2021	323,019	(24,867)
LME Nickel Base Metal	2	11/17/2021	215,286	(27,051)
LME Zinc Base Metal	53	10/20/2021	3,947,506	(77,743)
LME Zinc Base Metal	26	11/17/2021	1,939,925	(19,280)
LME Zinc Base Metal	26	12/15/2021	1,941,550	6,782
LME Zinc Base Metal	32	01/19/2022	2,390,400	(2,111)
LME Zinc Base Metal	32	02/16/2022	2,390,000	(71,299)
Low Sulphur Gasoil	39	02/10/2022	2,577,900	230,360
NASDAQ 100 E-Mini Index	1	12/17/2021	293,650	(14,943)
Natural Gas	44	01/27/2022	2,603,920	378,929
NY Harbor ULSD	27	01/31/2022	2,615,004	194,590
OMXS30 Index	3	10/15/2021	77,215	(2,687)
RBOB Gasoline	29	01/31/2022	2,603,110	138,774
Russell 2000 E-Mini Index	1	12/17/2021	110,040	(1,104)
S&P 500 E-Mini Index	5	12/17/2021	1,074,438	(34,584)
S&P/TSX 60 Index	1	12/16/2021	188,868	(3,935)
SET50 Index	17	12/29/2021	96,689	(956)
Silver	4	12/29/2021	442,900	(21,754)
Soybean	40	03/14/2022	2,546,000	(36,255)
Soybean Oil	74	03/14/2022	2,582,304	39,377
TOPIX Index	1	12/09/2021	182,443	(2,970)
Wheat	70	03/14/2022	2,577,750	(1,908)
WTI Crude Oil	35	01/20/2022	2,578,800	186,843

Total				$1,799,725

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
100 oz Gold	(6)	12/29/2021	$(1,053,900)	$4,003
3 Month Euro Euribor	(2)	03/14/2022	(582,187)	(46)
3 Month Euro Euribor	(6)	06/13/2022	(1,745,952)	153
3 Month Euro Euribor	(7)	09/19/2022	(2,036,336)	80
3 Month Euro Euribor	(6)	12/19/2022	(1,744,910)	198
3 Month Euro Euribor	(6)	03/13/2023	(1,744,214)	404
3 Month Euro Euribor	(6)	06/19/2023	(1,743,606)	316
3 Month Euro Euribor	(6)	09/18/2023	(1,742,911)	418
3 Month Eurodollar	(2)	12/19/2022	(497,525)	(55)
3 Month Eurodollar	(7)	03/13/2023	(1,739,062)	(491)
3 Month Eurodollar	(9)	06/19/2023	(2,232,450)	(283)
3 Month Eurodollar	(10)	09/18/2023	(2,474,875)	114
3 Month Euroswiss	(1)	12/13/2021	(270,320)	(28)
3 Month Euroswiss	(1)	03/14/2022	(270,186)	(28)
3 Month Euroswiss	(3)	06/13/2022	(810,317)	(31)
3 Month Sterling	(8)	12/15/2021	(1,344,436)	403
3 Month Sterling	(12)	03/16/2022	(2,011,197)	2,905
3 Month Sterling	(16)	06/15/2022	(2,677,823)	6,663
3 Month Sterling	(16)	09/21/2022	(2,674,724)	9,088
3 Month Sterling	(16)	12/21/2022	(2,672,837)	9,891
3 Month Sterling	(16)	03/15/2023	(2,671,490)	9,424
3 Month Sterling	(15)	06/21/2023	(2,503,385)	7,815
3 Month Sterling	(15)	09/20/2023	(2,502,248)	6,853
Brent Crude Oil	(28)	10/29/2021	(2,192,680)	(163,846)
CBOE Volatility Index	(44)	10/20/2021	(1,006,183)	(24,496)
CBOE Volatility Index	(47)	11/17/2021	(1,113,237)	(52,558)
CBOE Volatility Index	(44)	12/22/2021	(1,055,930)	(41,555)
Cocoa	(111)	12/15/2021	(2,943,720)	(101,430)
Coffee “C”	(41)	12/20/2021	(2,982,750)	(115,610)
Copper	(20)	12/29/2021	(2,053,500)	64,920
Corn	(82)	12/14/2021	(2,203,750)	39,242
Cotton No. 2	(65)	12/08/2021	(3,438,500)	(433,515)
Euro-Bobl	(3)	12/08/2021	(469,097)	(190)
Euro-Bund	(195)	12/08/2021	(38,397,044)	347,275
Euro-OAT	(1)	12/08/2021	(192,286)	253
Euro-Schatz	(6)	12/08/2021	(779,906)	44
Feeder Cattle	(8)	11/18/2021	(614,900)	27,164
Foreign Exchange CHF/USD	(40)	12/13/2021	(5,375,000)	67,953
Foreign Exchange EUR/USD	(19)	12/13/2021	(2,754,644)	44,904
Foreign Exchange GBP/USD	(10)	12/13/2021	(842,062)	12,156
Foreign Exchange JPY/USD	(5)	12/13/2021	(561,781)	3,383
Foreign Exchange NZD/USD	(54)	12/13/2021	(3,725,460)	114,566
FTSE/JSE Top 40 Index	(1)	12/15/2021	(38,636)	(1,990)
Hang Seng Index	(2)	10/28/2021	(315,030)	(4,730)
HSCEI	(3)	10/28/2021	(168,042)	(1,683)
Japan 10 Year Bond	(8)	12/13/2021	(10,887,821)	25,691
KC HRW Wheat	(82)	12/14/2021	(2,999,150)	(58,854)
Lean Hogs	(93)	12/14/2021	(3,170,370)	(244,363)
Live Cattle	(45)	12/31/2021	(2,265,750)	42,192
LME Aluminum Base Metal	(60)	10/20/2021	(4,274,625)	(487,531)
LME Aluminum Base Metal	(58)	11/17/2021	(4,142,288)	(257,251)
LME Aluminum Base Metal	(32)	12/15/2021	(2,285,800)	(230,124)
LME Aluminum Base Metal	(37)	01/19/2022	(2,637,869)	(16,803)
LME Aluminum Base Metal	(3)	02/16/2022	(213,600)	3,242

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts: (continued)
LME Lead Base Metal	(5)	10/20/2021	$(263,562)	$24,781
LME Lead Base Metal	(3)	11/17/2021	(157,538)	3,147
LME Nickel Base Metal	(3)	10/20/2021	(323,019)	33,735
LME Nickel Base Metal	(1)	11/17/2021	(107,643)	8,752
LME Zinc Base Metal	(53)	10/20/2021	(3,947,506)	26,623
LME Zinc Base Metal	(53)	11/17/2021	(3,954,462)	51,791
LME Zinc Base Metal	(26)	12/15/2021	(1,941,550)	2,569
LME Zinc Base Metal	(32)	01/19/2022	(2,390,400)	72,871
LME Zinc Base Metal	(2)	02/16/2022	(149,375)	4,330
Long Gilt	(55)	12/29/2021	(9,293,759)	221,216
Low Sulphur Gasoil	(35)	11/11/2021	(2,353,750)	(215,487)
Natural Gas	(42)	10/27/2021	(2,446,080)	(310,589)
NY Harbor ULSD	(32)	10/29/2021	(3,142,138)	(260,325)
RBOB Gasoline	(25)	10/29/2021	(2,300,130)	(112,243)
Soybean	(28)	11/12/2021	(1,759,800)	77,662
Soybean Oil	(74)	12/14/2021	(2,606,280)	41,498
Sugar No. 11	(1)	02/28/2022	(22,781)	(737)
U.S. Treasury 2 Year Note	(1)	12/31/2021	(220,070)	(17)
U.S. Treasury 5 Year Note	(6)	12/31/2021	(736,734)	(574)
U.S. Treasury 10 Year Note	(3)	12/21/2021	(395,156)	(428)
Wheat	(56)	12/14/2021	(2,032,100)	13,124
WTI Crude Oil	(22)	10/20/2021	(1,649,340)	(98,681)

Total				$(1,802,760)

Total Futures Contracts				$(3,035)

SWAP CONTRACTS — At September 30, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at September 30, 2021(b)	Termination Date	Notional Amount (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
iTraxx Europe Crossover Index	5.000%	2.535%	12/20/2026	EUR	550	$76,384	$77,945	$(1,561)
iTraxx Europe Index	1.000	0.501	12/20/2026		750	22,999	22,655	344
Markit CDX North America High Yield Index	5.000	3.030	12/20/2026	USD	500	46,714	46,358	356
Markit CDX North America Investment Grade Index	1.000	0.533	12/20/2026		950	22,879	22,746	133

TOTAL						$168,976	$169,704	$(728)

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received (Paid) by the Fund	Counterparty	Termination Date	Notional Amount (000’s)		Unrealized Appreciation/ (Depreciation)(a)

A basket (MLGSFDJP) of common stocks(b)*	(0.070)%	Bank of America NA	01/28/2022	JPY	2,906,102	$(632,785)
A basket (MLGSFDUS) of common stock(b)*	(0.087)		12/01/2021	USD	48,364	(500,416)
Russell 1000 Index Total Return(c)*	0.087		12/01/2021		35,676	369,423
S&P 500 Total Return Index(c)	0.087		12/01/2021		8,669	94,410
TOPIX Total Return Index(c)	0.070		01/28/2022	JPY	2,852,315	619,800
A basket (JPGSFDEU) of common stocks(b)*	(0.558)	JPMorgan Chase Bank NA	09/16/2022	EUR	15,995	(67,719)
A basket (JPGSFDUK) of common stocks(b)*	(0.051)		11/05/2021	GBP	3,679	(2,554)
Euro Stoxx Gross Total Return Index(c)	0.558		09/16/2022	EUR	14,810	96,589
FTSE 100 Total Return Index(c)	0.051		11/05/2021	GBP	3,296	(37,133)

TOTAL						$(60,385)

(a)	There are no upfront payments on the swap contracts listed above; therefore the unrealized gains (losses) on the swap contracts are equal to their value.
(b)	Payments made weekly.
(c)	Payments received weekly.
*	The components of the basket shown below.

A basket (MLGSFDJP) of common stocks

Common Stocks	Sector	Shares	Value	Weight

Shiseido Co Ltd	Consumer Staples	131	$989,003	3.80%
Hoya Corp	Health Care	43	746,938	2.87
Terumo Corp	Health Care	137	725,540	2.78
Recruit Holdings Co Ltd	Industrials	97	662,575	2.54
Mitsubishi UFJ Financial Group Inc	Financials	941	619,376	2.38
Tokyo Electron Ltd	Information Technology	12	600,526	2.30
SoftBank Group Corp	Communication Services	90	584,093	2.24
Takeda Pharmaceutical Co Ltd	Health Care	153	564,930	2.17
Nippon Telegraph & Telephone Corp	Communication Services	178	547,911	2.10
Omron Corp	Information Technology	48	536,710	2.06
Fujitsu Ltd	Information Technology	23	470,243	1.80
Kirin Holdings Co Ltd	Consumer Staples	220	456,271	1.75
East Japan Railway Co	Industrials	57	444,391	1.71
Kyocera Corp	Information Technology	54	378,516	1.45
KDDI Corp	Communication Services	100	369,806	1.42
ZOZO Inc	Consumer Discretionary	88	368,141	1.41
Daito Trust Construction Co Ltd	Real Estate	26	342,930	1.32
Asahi Group Holdings Ltd	Consumer Staples	60	325,064	1.25
Central Japan Railway Co	Industrials	18	316,175	1.21
Mitsubishi Corp	Industrials	88	310,937	1.19
Kikkoman Corp	Consumer Staples	34	306,672	1.18
Food & Life Cos Ltd	Consumer Discretionary	57	296,339	1.14
SoftBank Corp	Communication Services	195	295,502	1.13
Kubota Corp	Industrials	122	291,985	1.12
Subaru Corp	Consumer Discretionary	140	291,515	1.12
Nitori Holdings Co Ltd	Consumer Discretionary	13	291,225	1.12
NEC Corp	Information Technology	46	278,610	1.07
Nintendo Co Ltd	Communication Services	5	273,858	1.05
Yamaha Corp	Consumer Discretionary	37	261,194	1.00
Kao Corp	Consumer Staples	39	257,885	0.99
Japan Exchange Group Inc	Financials	92	254,343	0.98
Oracle Corp Japan	Information Technology	25	242,355	0.93
Shimadzu Corp	Information Technology	49	239,674	0.92
Shionogi & Co Ltd	Health Care	30	228,974	0.88
Nissan Chemical Corp	Materials	35	226,156	0.87
Kakaku.com Inc	Communication Services	59	214,850	0.82
Pola Orbis Holdings Inc	Consumer Staples	79	204,736	0.79
Fast Retailing Co Ltd	Consumer Discretionary	2	200,999	0.77
Osaka Gas Co Ltd	Utilities	95	193,979	0.74
Pigeon Corp	Consumer Staples	73	188,936	0.72
Shimamura Co Ltd	Consumer Discretionary	18	184,817	0.71
Otsuka Corp	Information Technology	32	184,232	0.71
PeptiDream Inc	Health Care	50	181,820	0.70
Nidec Corp	Industrials	13	166,580	0.64
Cosmos Pharmaceutical Corp	Consumer Staples	9	163,468	0.63
Ushio Inc	Industrials	70	147,856	0.57
Kyowa Kirin Co Ltd	Health Care	36	146,235	0.56
M3 Inc	Health Care	18	146,017	0.56
Daiichi Sankyo Co Ltd	Health Care	49	144,615	0.55
Unicharm Corp	Consumer Staples	29	144,147	0.55
Koei Tecmo Holdings Co Ltd	Communication Services	26	140,087	0.54
Bandai Namco Holdings Inc	Consumer Discretionary	16	137,325	0.53
Shizuoka Bank Ltd/The	Financials	148	136,662	0.52
FUJIFILM Holdings Corp	Information Technology	14	132,184	0.51
Iwatani Corp	Energy	19	126,668	0.49
Fancl Corp	Consumer Staples	34	125,180	0.48
Amada Co Ltd	Industrials	105	121,917	0.47
Toho Co Ltd/Tokyo	Communication Services	23	121,828	0.47
Renesas Electronics Corp	Information Technology	86	120,648	0.46
Sekisui House Ltd	Consumer Discretionary	50	116,904	0.45
Persol Holdings Co Ltd	Industrials	41	114,246	0.44
Eisai Co Ltd	Health Care	13	111,797	0.43
Nikon Corp	Consumer Discretionary	89	111,748	0.43
Komatsu Ltd	Industrials	41	109,280	0.42
Mizuho Financial Group Inc	Financials	68	108,214	0.42
Lawson Inc	Consumer Staples	19	106,589	0.41
Sugi Holdings Co Ltd	Consumer Staples	13	103,410	0.40
Pan Pacific International Holdings Corp	Consumer Discretionary	44	102,284	0.39
Bridgestone Corp	Consumer Discretionary	19	101,344	0.39
NOF Corp	Materials	15	96,913	0.37
Canon Inc	Information Technology	35	96,887	0.37
Teijin Ltd	Materials	61	96,525	0.37
Chugai Pharmaceutical Co Ltd	Health Care	23	96,363	0.37
SMS Co Ltd	Industrials	23	95,922	0.37
Dai-ichi Life Holdings Inc	Financials	38	94,246	0.36
Shimizu Corp	Industrials	111	93,488	0.36
ANA Holdings Inc	Industrials	32	92,635	0.36
Toho Gas Co Ltd	Utilities	19	91,348	0.35
Yoshinoya Holdings Co Ltd	Consumer Discretionary	40	89,422	0.34
Yakult Honsha Co Ltd	Consumer Staples	16	88,039	0.34
Mitsubishi Electric Corp	Industrials	55	85,995	0.33
Olympus Corp	Health Care	35	85,206	0.33
Astellas Pharma Inc	Health Care	46	84,599	0.32
Capcom Co Ltd	Communication Services	27	82,354	0.32
USS Co Ltd	Consumer Discretionary	43	81,488	0.31
Menicon Co Ltd	Health Care	18	79,036	0.30
Park24 Co Ltd	Industrials	40	76,656	0.29
Nissan Motor Co Ltd	Consumer Discretionary	134	75,480	0.29
Panasonic Corp	Consumer Discretionary	54	74,772	0.29
Yaskawa Electric Corp	Industrials	14	74,380	0.29
Sumitomo Dainippon Pharma Co Ltd	Health Care	36	71,320	0.27

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MLGSFDJP) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Suzuki Motor Corp	Consumer Discretionary	14	$71,306	0.27%
Suntory Beverage & Food Ltd	Consumer Staples	15	70,776	0.27
Obayashi Corp	Industrials	75	69,703	0.27
Tokyo Century Corp	Financials	11	66,940	0.26
Nippon Express Co Ltd	Industrials	8	65,534	0.25
DeNA Co Ltd	Communication Services	31	64,689	0.25
SUMCO Corp	Information Technology	29	64,567	0.25
West Japan Railway Co	Industrials	11	63,859	0.25
Hikari Tsushin Inc	Consumer Discretionary	3	62,808	0.24
Tsuruha Holdings Inc	Consumer Staples	5	62,703	0.24
Kajima Corp	Industrials	43	61,480	0.24
Asahi Intecc Co Ltd	Health Care	20	61,363	0.24
Itochu Techno-Solutions Corp	Information Technology	17	61,136	0.23
Sumitomo Rubber Industries Ltd	Consumer Discretionary	43	60,530	0.23
Kagome Co Ltd	Consumer Staples	21	60,019	0.23
Calbee Inc	Consumer Staples	22	59,553	0.23
Yamaha Motor Co Ltd	Consumer Discretionary	19	59,416	0.23
Fujitsu General Ltd	Consumer Discretionary	21	57,651	0.22
Zensho Holdings Co Ltd	Consumer Discretionary	21	57,078	0.22
COMSYS Holdings Corp	Industrials	19	56,896	0.22
Nippon Shinyaku Co Ltd	Health Care	6	56,324	0.22
Milbon Co Ltd	Consumer Staples	8	54,992	0.21
SCREEN Holdings Co Ltd	Information Technology	5	52,779	0.20
Sohgo Security Services Co Ltd	Industrials	10	52,360	0.20
Aeon Co Ltd	Consumer Staples	18	52,333	0.20
ABC-Mart Inc	Consumer Discretionary	8	51,657	0.20
Lion Corp	Consumer Staples	29	51,592	0.20
Sumitomo Chemical Co Ltd	Materials	87	51,184	0.20
Mitsubishi Heavy Industries Ltd	Industrials	17	50,600	0.19
Kobayashi Pharmaceutical Co Ltd	Consumer Staples	6	49,365	0.19
NTT Data Corp	Information Technology	23	48,822	0.19
Sumitomo Corp	Industrials	30	48,179	0.18
Hoshizaki Corp	Industrials	5	47,991	0.18
Sompo Holdings Inc	Financials	9	46,174	0.18
Stanley Electric Co Ltd	Consumer Discretionary	16	46,148	0.18
Dentsu Group Inc	Communication Services	11	46,019	0.18
Sega Sammy Holdings Inc	Consumer Discretionary	29	45,514	0.17
Ricoh Co Ltd	Information Technology	39	45,221	0.17
Mazda Motor Corp	Consumer Discretionary	46	44,958	0.17
Coca-Cola Bottlers Japan Holdings Inc	Consumer Staples	28	44,896	0.17
Isuzu Motors Ltd	Consumer Discretionary	30	44,831	0.17
Acom Co Ltd	Financials	109	44,499	0.17
NET One Systems Co Ltd	Information Technology	12	43,673	0.17
Nisshin Seifun Group Inc	Consumer Staples	23	42,942	0.16
TIS Inc	Information Technology	14	42,623	0.16
FP Corp	Materials	10	42,431	0.16
Showa Denko KK	Materials	15	41,810	0.16
Furukawa Electric Co Ltd	Industrials	17	40,720	0.16
Sumitomo Mitsui Trust Holdings Inc	Financials	11	40,528	0.16
Sundrug Co Ltd	Consumer Staples	12	40,369	0.15
NH Foods Ltd	Consumer Staples	9	39,940	0.15
Otsuka Holdings Co Ltd	Health Care	8	39,861	0.15
Nexon Co Ltd	Communication Services	22	39,811	0.15
GMO internet Inc	Information Technology	13	38,349	0.15
Ito En Ltd	Consumer Staples	5	37,616	0.14
Hirose Electric Co Ltd	Information Technology	2	37,610	0.14
SBI Holdings Inc/Japan	Financials	13	37,174	0.14
AEON Financial Service Co Ltd	Financials	26	37,099	0.14
Kobe Steel Ltd	Materials	54	36,899	0.14
Fuji Media Holdings Inc	Communication Services	31	36,478	0.14
Nippon Kayaku Co Ltd	Materials	29	36,415	0.14
Sharp Corp/Japan	Consumer Discretionary	26	36,229	0.14
Kansai Paint Co Ltd	Materials	13	36,030	0.14

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MLGSFDJP) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Relo Group Inc	Real Estate	15	$35,883	0.14%
MonotaRO Co Ltd	Industrials	14	35,481	0.14
Trend Micro Inc/Japan	Information Technology	6	34,846	0.13
GungHo Online Entertainment Inc	Communication Services	16	33,357	0.13
Skylark Holdings Co Ltd	Consumer Discretionary	20	33,060	0.13
Konica Minolta Inc	Information Technology	53	32,111	0.12
Asics Corp	Consumer Discretionary	12	31,689	0.12
Ariake Japan Co Ltd	Consumer Staples	4	31,606	0.12
Konami Holdings Corp	Communication Services	4	31,419	0.12
SG Holdings Co Ltd	Industrials	9	29,997	0.12
Kyushu Railway Co	Industrials	11	29,691	0.11
Nabtesco Corp	Industrials	7	29,542	0.11
MISUMI Group Inc	Industrials	6	28,007	0.11
Nihon Unisys Ltd	Information Technology	10	27,746	0.11
Tokyo Gas Co Ltd	Utilities	13	27,585	0.11
H.U. Group Holdings Inc	Health Care	9	26,160	0.10
Kose Corp	Consumer Staples	2	25,387	0.10
Tokai Carbon Co Ltd	Materials	17	24,290	0.09
Isetan Mitsukoshi Holdings Ltd	Consumer Discretionary	29	24,283	0.09
Medipal Holdings Corp	Health Care	11	24,133	0.09
Japan Airport Terminal Co Ltd	Industrials	4	24,012	0.09
Lixil Corp	Industrials	7	23,929	0.09
Tokyu Corp	Industrials	14	23,599	0.09
Daicel Corp	Materials	26	23,114	0.09
EXEO Group Inc	Industrials	8	22,767	0.09
Suzuken Co Ltd/Aichi Japan	Health Care	7	22,321	0.09
SCSK Corp	Information Technology	9	22,069	0.08
Yamada Holdings Co Ltd	Consumer Discretionary	47	21,860	0.08
Nishimatsu Construction Co Ltd	Industrials	6	20,757	0.08
Ezaki Glico Co Ltd	Consumer Staples	5	20,718	0.08
Kuraray Co Ltd	Materials	19	20,524	0.08
Nippon Paper Industries Co Ltd	Materials	17	20,474	0.08
Kusuri no Aoki Holdings Co Ltd	Consumer Staples	3	20,348	0.08
Fujitec Co Ltd	Industrials	8	20,345	0.08
Kewpie Corp	Consumer Staples	7	19,873	0.08
Casio Computer Co Ltd	Consumer Discretionary	10	19,367	0.07
Goldwin Inc	Consumer Discretionary	3	18,929	0.07
Ship Healthcare Holdings Inc	Health Care	6	18,731	0.07
Taiheiyo Cement Corp	Materials	8	18,548	0.07
Brother Industries Ltd	Information Technology	7	18,480	0.07
Fuji Oil Holdings Inc	Consumer Staples	7	18,321	0.07
Japan Post Insurance Co Ltd	Financials	9	17,850	0.07
Tsumura & Co	Health Care	5	17,795	0.07
Lintec Corp	Materials	7	17,688	0.07
Welcia Holdings Co Ltd	Consumer Staples	4	17,570	0.07
Iida Group Holdings Co Ltd	Consumer Discretionary	6	17,436	0.07
Morinaga & Co Ltd/Japan	Consumer Staples	4	17,397	0.07
Hino Motors Ltd	Industrials	17	17,395	0.07
Sumitomo Osaka Cement Co Ltd	Materials	5	17,079	0.07
DMG Mori Co Ltd	Industrials	8	17,015	0.07
TOTO Ltd	Industrials	3	16,979	0.07
Hitachi Construction Machinery Co Ltd	Industrials	5	16,695	0.06
PALTAC Corp	Consumer Discretionary	3	16,507	0.06
Takashimaya Co Ltd	Consumer Discretionary	13	16,497	0.06
Oji Holdings Corp	Materials	29	16,416	0.06
Toyo Suisan Kaisha Ltd	Consumer Staples	3	16,152	0.06
Sankyo Co Ltd	Consumer Discretionary	6	16,104	0.06
JAFCO Group Co ltd	Financials	2	16,012	0.06
TBS Holdings Inc	Communication Services	9	15,657	0.06
Maruichi Steel Tube Ltd	Materials	6	15,063	0.06
Ain Holdings Inc	Consumer Staples	2	14,609	0.06
Justsystems Corp	Information Technology	2	14,606	0.06
NTN Corp	Industrials	57	14,343	0.06
Aozora Bank Ltd	Financials	5	14,341	0.06
House Foods Group Inc	Consumer Staples	4	14,205	0.05
Ulvac Inc	Information Technology	2	13,589	0.05
JTEKT Corp	Consumer Discretionary	13	13,102	0.05
Benefit One Inc	Industrials	2	13,057	0.05
Izumi Co Ltd	Consumer Discretionary	3	12,905	0.05
Nipro Corp	Health Care	11	12,858	0.05
Seino Holdings Co Ltd	Industrials	9	12,685	0.05
Sawai Group Holdings Co Ltd	Health Care	2	12,544	0.05
Maruha Nichiro Corp	Consumer Staples	5	12,300	0.05
Toyo Tire Corp	Consumer Discretionary	6	12,003	0.05
Shochiku Co Ltd	Communication Services	1	11,959	0.05
Horiba Ltd	Information Technology	2	11,844	0.05
Electric Power Development Co Ltd	Utilities	7	11,633	0.04
Kinden Corp	Industrials	6	11,498	0.04
TechnoPro Holdings Inc	Industrials	3	11,438	0.04
Yamazaki Baking Co Ltd	Consumer Staples	6	11,322	0.04
Toyota Boshoku Corp	Consumer Discretionary	6	11,235	0.04
Sangetsu Corp	Consumer Discretionary	7	11,088	0.04
Canon Marketing Japan Inc	Information Technology	4	10,965	0.04
Kyudenko Corp	Industrials	3	10,784	0.04
Seven Bank Ltd	Financials	43	10,658	0.04
Tokuyama Corp	Materials	5	10,522	0.04
Hokuriku Electric Power Co	Utilities	17	10,460	0.04
Zeon Corp	Materials	7	10,297	0.04
Hulic Co Ltd	Real Estate	7	9,329	0.04
GS Yuasa Corp	Industrials	4	9,241	0.04
Duskin Co Ltd	Industrials	4	9,164	0.04
Miura Co Ltd	Industrials	2	8,610	0.03
Kissei Pharmaceutical Co Ltd	Health Care	3	6,274	0.02

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MLGSFDUS) of common stocks

Common Stocks	Sector	Shares	Value	Weight

Amazon.com Inc	Consumer Discretionary	467	$1,534,397	3.17%
Berkshire Hathaway Inc	Financials	4,635	1,264,997	2.62
Johnson & Johnson	Health Care	6,797	1,097,665	2.27
Alphabet Inc	Communication Services	367	980,986	2.03
Apple Inc	Information Technology	6,589	932,349	1.93
Mastercard Inc	Information Technology	2,348	816,230	1.69
Microsoft Corp	Information Technology	2,888	814,191	1.68
Facebook Inc	Communication Services	2,078	705,234	1.46
Costco Wholesale Corp	Consumer Staples	1,561	701,228	1.45
UnitedHealth Group Inc	Health Care	1,693	661,501	1.37
Walmart Inc	Consumer Staples	4,459	621,538	1.29
Visa Inc	Information Technology	2,614	582,361	1.20
PepsiCo Inc	Consumer Staples	3,803	571,956	1.18
Coca-Cola Co/The	Consumer Staples	8,850	464,371	0.96
Broadcom Inc	Information Technology	909	440,688	0.91
Aon PLC	Financials	1,536	438,973	0.91
S&P Global Inc	Financials	1,009	428,890	0.89
Chipotle Mexican Grill Inc	Consumer Discretionary	222	403,157	0.83
JPMorgan Chase & Co	Financials	2,461	402,840	0.83
Medtronic PLC	Health Care	3,175	397,963	0.82
Charter Communications Inc	Communication Services	516	375,381	0.78
Honeywell International Inc	Industrials	1,720	365,082	0.75
US Bancorp	Financials	5,881	349,572	0.72
Marsh & McLennan Cos Inc	Financials	2,227	337,229	0.70
Sherwin-Williams Co/The	Materials	1,195	334,162	0.69
Oracle Corp	Information Technology	3,727	324,769	0.67
ServiceNow Inc	Information Technology	491	305,247	0.63
Edwards Lifesciences Corp	Health Care	2,693	304,883	0.63
Zoetis Inc	Health Care	1,566	304,006	0.63
Moody’s Corp	Financials	854	303,280	0.63
Tesla Inc	Consumer Discretionary	389	301,973	0.62
Eaton Corp PLC	Industrials	2,004	299,170	0.62
Mondelez International Inc	Consumer Staples	5,101	296,794	0.61
Netflix Inc	Communication Services	484	295,220	0.61
IDEXX Laboratories Inc	Health Care	468	291,088	0.60
Estee Lauder Cos Inc/The	Consumer Staples	956	286,781	0.59
Crown Castle International Corp	Real Estate	1,622	281,142	0.58
Alphabet Inc	Communication Services	104	276,072	0.57
BlackRock Inc	Financials	324	271,668	0.56
Union Pacific Corp	Industrials	1,372	269,011	0.56
NIKE Inc	Consumer Discretionary	1,704	247,427	0.51
Zebra Technologies Corp	Information Technology	477	245,782	0.51
Waste Management Inc	Industrials	1,643	245,415	0.51
CVS Health Corp	Health Care	2,880	244,414	0.51
Emerson Electric Co	Industrials	2,499	235,370	0.49
Dollar General Corp	Consumer Discretionary	1,098	233,001	0.48
Boston Scientific Corp	Health Care	5,353	232,285	0.48
Autodesk Inc	Information Technology	812	231,426	0.48
Air Products and Chemicals Inc	Materials	901	230,742	0.48
Automatic Data Processing Inc	Information Technology	1,141	228,077	0.47
Monster Beverage Corp	Consumer Staples	2,543	225,902	0.47
Public Storage	Real Estate	749	222,673	0.46
Accenture PLC	Information Technology	682	218,206	0.45
Paychex Inc	Information Technology	1,931	217,128	0.45
Ulta Beauty Inc	Consumer Discretionary	590	213,018	0.44
Align Technology Inc	Health Care	313	208,076	0.43
NXP Semiconductors NV	Information Technology	1,059	207,475	0.43
Fastenal Co	Industrials	4,018	207,375	0.43
Workday Inc	Information Technology	824	205,970	0.43
Duke Energy Corp	Utilities	2,086	203,597	0.42
Otis Worldwide Corp	Industrials	2,418	198,994	0.41
Southern Co/The	Utilities	3,196	198,076	0.41
Trane Technologies PLC	Industrials	1,139	196,714	0.41
Fiserv Inc	Information Technology	1,794	194,604	0.40
Illinois Tool Works Inc	Industrials	928	191,817	0.40
Rockwell Automation Inc	Industrials	645	189,779	0.39
SBA Communications Corp	Real Estate	574	189,776	0.39
Equifax Inc	Industrials	741	187,706	0.39
Yum! Brands Inc	Consumer Discretionary	1,535	187,702	0.39
Bank of America Corp	Financials	4,387	186,207	0.39
T-Mobile US Inc	Communication Services	1,427	182,333	0.38
Domino’s Pizza Inc	Consumer Discretionary	380	181,301	0.37
Verisk Analytics Inc	Industrials	899	179,944	0.37
Akamai Technologies Inc	Information Technology	1,679	175,634	0.36
Veeva Systems Inc	Health Care	605	174,445	0.36
Monolithic Power Systems Inc	Information Technology	356	172,396	0.36
Aflac Inc	Financials	3,288	171,412	0.35
MSCI Inc	Financials	280	170,310	0.35
Hilton Worldwide Holdings Inc	Consumer Discretionary	1,287	170,017	0.35
Bristol-Myers Squibb Co	Health Care	2,860	169,236	0.35
Advanced Micro Devices Inc	Information Technology	1,613	166,009	0.34
Old Dominion Freight Line Inc	Industrials	580	165,854	0.34
Cintas Corp	Industrials	432	164,596	0.34
General Motors Co	Consumer Discretionary	3,119	164,383	0.34
Target Corp	Consumer Discretionary	715	163,636	0.34
Keurig Dr Pepper Inc	Consumer Staples	4,784	163,429	0.34
Starbucks Corp	Consumer Discretionary	1,469	162,064	0.34
Amgen Inc	Health Care	744	158,235	0.33
Take-Two Interactive Software Inc	Communication Services	1,012	155,972	0.32
TE Connectivity Ltd	Information Technology	1,127	154,602	0.32
MGM Resorts International	Consumer Discretionary	3,558	153,543	0.32

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MLGSFDUS) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Sempra Energy	Utilities	1,210	$153,093	0.32%
VeriSign Inc	Information Technology	733	150,347	0.31
Wells Fargo & Co	Financials	3,184	147,752	0.31
Under Armour Inc	Consumer Discretionary	7,169	144,680	0.30
Arthur J Gallagher & Co	Financials	936	139,083	0.29
Consolidated Edison Inc	Utilities	1,914	138,922	0.29
Teleflex Inc	Health Care	365	137,614	0.28
Alexandria Real Estate Equities Inc	Real Estate	719	137,417	0.28
Bio-Techne Corp	Health Care	272	131,635	0.27
Eversource Energy	Utilities	1,602	130,985	0.27
AbbVie Inc	Health Care	1,214	130,968	0.27
Newmont Corp	Materials	2,411	130,899	0.27
Comcast Corp	Communication Services	2,324	129,992	0.27
AT&T Inc	Communication Services	4,756	128,469	0.27
Dover Corp	Industrials	823	128,017	0.26
Equinix Inc	Real Estate	161	127,395	0.26
ResMed Inc	Health Care	480	126,449	0.26
J M Smucker Co/The	Consumer Staples	1,048	125,734	0.26
Quanta Services Inc	Industrials	1,096	124,790	0.26
Gilead Sciences Inc	Health Care	1,774	123,917	0.26
Extra Space Storage Inc	Real Estate	736	123,608	0.26
Activision Blizzard Inc	Communication Services	1,592	123,228	0.25
Danaher Corp	Health Care	398	121,227	0.25
ABIOMED Inc	Health Care	367	119,442	0.25
Teradyne Inc	Information Technology	1,077	117,559	0.24
Trade Desk Inc/The	Information Technology	1,659	116,644	0.24
Charles Schwab Corp/The	Financials	1,594	116,125	0.24
Exxon Mobil Corp	Energy	1,962	115,385	0.24
Pfizer Inc	Health Care	2,642	113,644	0.23
Adobe Inc	Information Technology	194	111,952	0.23
Morgan Stanley	Financials	1,137	110,683	0.23
Mettler-Toledo International Inc	Health Care	80	109,692	0.23
ANSYS Inc	Information Technology	322	109,617	0.23
Lowe’s Cos Inc	Consumer Discretionary	535	108,530	0.22
Charles River Laboratories International	Health Care	260	107,466	0.22
Celanese Corp	Materials	711	107,088	0.22
DaVita Inc	Health Care	909	105,710	0.22
Broadridge Financial Solutions Inc	Information Technology	629	104,866	0.22
Lennox International Inc	Industrials	356	104,633	0.22
Elanco Animal Health Inc	Health Care	3,277	104,501	0.22
American Tower Corp	Real Estate	387	102,703	0.21
Allegion plc	Industrials	774	102,296	0.21
CMS Energy Corp	Utilities	1,702	101,674	0.21
Carrier Global Corp	Industrials	1,962	101,536	0.21
Intel Corp	Information Technology	1,905	101,524	0.21
Fair Isaac Corp	Information Technology	253	100,710	0.21
Cisco Systems Inc/Delaware	Information Technology	1,835	99,859	0.21
Verizon Communications Inc	Communication Services	1,806	97,531	0.20
Booz Allen Hamilton Holding Corp	Industrials	1,226	97,272	0.20
Synchrony Financial	Financials	1,977	96,650	0.20
Electronic Arts Inc	Communication Services	677	96,329	0.20
T Rowe Price Group Inc	Financials	481	94,567	0.20
Williams Cos Inc/The	Energy	3,520	91,315	0.19
News Corp	Communication Services	3,871	91,086	0.19
Philip Morris International Inc	Consumer Staples	956	90,588	0.19
Agilent Technologies Inc	Health Care	573	90,205	0.19
Analog Devices Inc	Information Technology	536	89,765	0.19
TransUnion	Industrials	797	89,498	0.19
Manhattan Associates Inc	Information Technology	583	89,273	0.18
Life Storage Inc	Real Estate	775	88,968	0.18
Amcor PLC	Materials	7,496	86,877	0.18
FactSet Research Systems Inc	Financials	219	86,605	0.18
AutoZone Inc	Consumer Discretionary	51	86,280	0.18

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MLGSFDUS) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Merck & Co Inc	Health Care	1,146	$86,056	0.18%
Cummins Inc	Industrials	380	85,359	0.18
Texas Instruments Inc	Information Technology	443	85,083	0.18
Duke Realty Corp	Real Estate	1,753	83,895	0.17
Black Knight Inc	Information Technology	1,165	83,865	0.17
Cognizant Technology Solutions Corp	Information Technology	1,121	83,212	0.17
AES Corp/The	Utilities	3,642	83,156	0.17
Prudential Financial Inc	Financials	788	82,907	0.17
Dell Technologies Inc	Information Technology	796	82,857	0.17
Brown & Brown Inc	Financials	1,487	82,441	0.17
Microchip Technology Inc	Information Technology	535	82,192	0.17
Sun Communities Inc	Real Estate	441	81,665	0.17
CubeSmart	Real Estate	1,685	81,621	0.17
McDonald’s Corp	Consumer Discretionary	338	81,402	0.17
Centene Corp	Health Care	1,291	80,432	0.17
Synopsys Inc	Information Technology	266	79,726	0.16
Match Group Inc	Communication Services	506	79,388	0.16
Wayfair Inc	Consumer Discretionary	310	79,272	0.16
Dollar Tree Inc	Consumer Discretionary	806	77,166	0.16
Roku Inc	Communication Services	245	76,702	0.16
Jacobs Engineering Group Inc	Industrials	571	75,695	0.16
Travelers Cos Inc/The	Financials	492	74,790	0.15
Intuit Inc	Information Technology	136	73,280	0.15
Atlassian Corp PLC	Information Technology	184	71,907	0.15
American International Group Inc	Financials	1,309	71,873	0.15
Motorola Solutions Inc	Information Technology	309	71,851	0.15
Regeneron Pharmaceuticals Inc	Health Care	118	71,555	0.15
Twilio Inc	Information Technology	222	70,771	0.15
Albemarle Corp	Materials	321	70,182	0.15
Willis Towers Watson PLC	Financials	301	69,963	0.14
United Parcel Service Inc	Industrials	384	69,931	0.14
eBay Inc	Consumer Discretionary	1,001	69,713	0.14
Interactive Brokers Group Inc	Financials	1,109	69,110	0.14
Cincinnati Financial Corp	Financials	598	68,251	0.14
Crowdstrike Holdings Inc	Information Technology	274	67,367	0.14
Cable One Inc	Communication Services	37	67,326	0.14
Cerner Corp	Health Care	954	67,256	0.14
Dexcom Inc	Health Care	123	67,064	0.14
International Business Machines Corp	Information Technology	481	66,861	0.14
Keysight Technologies Inc	Information Technology	406	66,704	0.14
Gartner Inc	Information Technology	219	66,663	0.14
YETI Holdings Inc	Consumer Discretionary	770	65,940	0.14
DocuSign Inc	Information Technology	249	64,146	0.13
American Financial Group Inc/OH	Financials	505	63,507	0.13
Lululemon Athletica Inc	Consumer Discretionary	157	63,471	0.13
Becton Dickinson and Co	Health Care	257	63,295	0.13
CSX Corp	Industrials	2,123	63,135	0.13
American Express Co	Financials	377	63,108	0.13
Tapestry Inc	Consumer Discretionary	1,686	62,402	0.13
MasTec Inc	Industrials	708	61,125	0.13
Quest Diagnostics Inc	Health Care	418	60,702	0.13
Tractor Supply Co	Consumer Discretionary	298	60,385	0.12
CarMax Inc	Consumer Discretionary	465	59,456	0.12
Palo Alto Networks Inc	Information Technology	124	59,444	0.12
Caterpillar Inc	Industrials	308	59,090	0.12
Cboe Global Markets Inc	Financials	476	59,003	0.12
Zscaler Inc	Information Technology	223	58,421	0.12
Zendesk Inc	Information Technology	501	58,345	0.12
Perrigo Co PLC	Health Care	1,224	57,927	0.12
Intercontinental Exchange Inc	Financials	504	57,895	0.12
General Mills Inc	Consumer Staples	937	56,028	0.12
Kroger Co/The	Consumer Staples	1,373	55,527	0.11
3M Co	Industrials	312	54,767	0.11
Leslie’s Inc	Consumer Discretionary	2,592	53,238	0.11
Herbalife Nutrition Ltd	Consumer Staples	1,248	52,883	0.11
TopBuild Corp	Consumer Discretionary	257	52,735	0.11
Harley-Davidson Inc	Consumer Discretionary	1,440	52,731	0.11
Roper Technologies Inc	Industrials	117	52,313	0.11
Northern Trust Corp	Financials	484	52,147	0.11
Dolby Laboratories Inc	Information Technology	583	51,293	0.11
OneMain Holdings Inc	Financials	925	51,201	0.11
Advance Auto Parts Inc	Consumer Discretionary	244	50,928	0.11
Ford Motor Co	Consumer Discretionary	3,583	50,732	0.10
Wendy’s Co/The	Consumer Discretionary	2,306	49,997	0.10
New York Times Co/The	Communication Services	1,006	49,589	0.10
McKesson Corp	Health Care	248	49,486	0.10
Bill.com Holdings Inc	Information Technology	185	49,432	0.10
Voya Financial Inc	Financials	805	49,400	0.10
AZEK Co Inc/The	Industrials	1,345	49,118	0.10
Best Buy Co Inc	Consumer Discretionary	465	49,117	0.10
Spotify Technology SA	Communication Services	216	48,773	0.10
Teladoc Health Inc	Health Care	380	48,141	0.10
Constellation Brands Inc	Consumer Staples	228	47,970	0.10
Yum China Holdings Inc	Consumer Discretionary	810	47,073	0.10
Bruker Corp	Health Care	597	46,591	0.10
Horizon Therapeutics Plc	Health Care	424	46,401	0.10
Qorvo Inc	Information Technology	275	45,908	0.09
Jack Henry & Associates Inc	Information Technology	278	45,690	0.09
Arista Networks Inc	Information Technology	133	45,668	0.09
Hubbell Inc	Industrials	250	45,107	0.09
W R Berkley Corp	Financials	616	45,051	0.09
A O Smith Corp	Industrials	719	43,921	0.09
CoStar Group Inc	Industrials	506	43,519	0.09

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MLGSFDUS) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

RingCentral Inc	Information Technology	199	$43,357	0.09%
F5 Networks Inc	Information Technology	216	43,024	0.09
HCA Healthcare Inc	Health Care	176	42,811	0.09
CBRE Group Inc	Real Estate	431	41,956	0.09
Regency Centers Corp	Real Estate	621	41,844	0.09
Illumina Inc	Health Care	103	41,617	0.09
Juniper Networks Inc	Information Technology	1,512	41,615	0.09
McCormick & Co Inc/MD	Consumer Staples	502	40,699	0.08
Conagra Brands Inc	Consumer Staples	1,194	40,444	0.08
Cardinal Health Inc	Health Care	814	40,259	0.08
Progressive Corp/The	Financials	442	39,968	0.08
Repligen Corp	Health Care	138	39,959	0.08
Brown-Forman Corp	Consumer Staples	595	39,844	0.08
Humana Inc	Health Care	101	39,357	0.08
Campbell Soup Co	Consumer Staples	941	39,344	0.08
Molina Healthcare Inc	Health Care	144	39,104	0.08
AmerisourceBergen Corp	Health Care	327	39,044	0.08
STORE Capital Corp	Real Estate	1,215	38,904	0.08
Zimmer Biomet Holdings Inc	Health Care	265	38,829	0.08
PACCAR Inc	Industrials	492	38,829	0.08
Ingersoll Rand Inc	Industrials	768	38,718	0.08
Clarivate PLC	Industrials	1,768	38,713	0.08
Garmin Ltd	Consumer Discretionary	248	38,585	0.08
Insulet Corp	Health Care	135	38,328	0.08
Expeditors International of Washington I	Industrials	321	38,241	0.08
Republic Services Inc	Industrials	317	38,011	0.08
Liberty Broadband Corp	Communication Services	226	38,001	0.08
Ecolab Inc	Materials	181	37,816	0.08
RPM International Inc	Materials	487	37,787	0.08
SVB Financial Group	Financials	58	37,611	0.08
Marathon Petroleum Corp	Energy	598	36,934	0.08
Beyond Meat Inc	Consumer Staples	350	36,823	0.08
Simon Property Group Inc	Real Estate	281	36,513	0.08
Masimo Corp	Health Care	134	36,373	0.08
Five Below Inc	Consumer Discretionary	205	36,282	0.08
Viatris Inc	Health Care	2,671	36,187	0.07
United Therapeutics Corp	Health Care	195	35,983	0.07
Biogen Inc	Health Care	127	35,949	0.07
Vertex Pharmaceuticals Inc	Health Care	196	35,627	0.07
Guardant Health Inc	Health Care	285	35,608	0.07
IQVIA Holdings Inc	Health Care	147	35,111	0.07
O’Reilly Automotive Inc	Consumer Discretionary	57	34,931	0.07
Nordson Corp	Industrials	146	34,790	0.07
Elastic NV	Information Technology	233	34,650	0.07
Johnson Controls International plc	Industrials	509	34,626	0.07
Toro Co/The	Industrials	352	34,314	0.07
Fortinet Inc	Information Technology	117	34,102	0.07
PTC Inc	Information Technology	284	34,004	0.07
Neurocrine Biosciences Inc	Health Care	354	33,974	0.07
Allstate Corp/The	Financials	265	33,713	0.07
Berry Global Group Inc	Materials	552	33,582	0.07
IPG Photonics Corp	Information Technology	211	33,356	0.07
Delta Air Lines Inc	Industrials	772	32,914	0.07
Teledyne Technologies Inc	Information Technology	76	32,742	0.07
Avalara Inc	Information Technology	187	32,704	0.07
CH Robinson Worldwide Inc	Industrials	376	32,688	0.07
Penumbra Inc	Health Care	123	32,682	0.07
Valero Energy Corp	Energy	460	32,445	0.07
Discover Financial Services	Financials	264	32,412	0.07
Tyler Technologies Inc	Information Technology	70	32,269	0.07
Baxter International Inc	Health Care	401	32,223	0.07
Burlington Stores Inc	Consumer Discretionary	112	31,727	0.07
Parker-Hannifin Corp	Industrials	113	31,696	0.07
Amphenol Corp	Information Technology	428	31,342	0.06
Sysco Corp	Consumer Staples	397	31,143	0.06
PPG Industries Inc	Materials	216	30,884	0.06
Janus Henderson Group PLC	Financials	741	30,613	0.06
Vertiv Holdings Co	Industrials	1,266	30,496	0.06
New York Community Bancorp Inc	Financials	2,354	30,302	0.06
Dropbox Inc	Information Technology	1,035	30,252	0.06
DuPont de Nemours Inc	Materials	443	30,096	0.06
Globus Medical Inc	Health Care	391	29,948	0.06
Generac Holdings Inc	Industrials	73	29,751	0.06
Halliburton Co	Energy	1,376	29,746	0.06
IAA Inc	Industrials	544	29,675	0.06
Jazz Pharmaceuticals PLC	Health Care	228	29,646	0.06
Federal Realty Investment Trust	Real Estate	251	29,573	0.06
Baker Hughes Co	Energy	1,189	29,409	0.06
Switch Inc	Information Technology	1,154	29,288	0.06
Cooper Cos Inc/The	Health Care	71	29,281	0.06
Vistra Corp	Utilities	1,711	29,250	0.06
Ubiquiti Inc	Information Technology	98	29,185	0.06
Jones Lang LaSalle Inc	Real Estate	117	29,091	0.06
Henry Schein Inc	Health Care	380	28,913	0.06
Quidel Corp	Health Care	202	28,551	0.06
Casey’s General Stores Inc	Consumer Staples	149	28,082	0.06
Oak Street Health Inc	Health Care	657	27,927	0.06
Copart Inc	Industrials	201	27,856	0.06
Gentex Corp	Consumer Discretionary	840	27,715	0.06
Stanley Black & Decker Inc	Industrials	156	27,409	0.06
Clorox Co/The	Consumer Staples	165	27,349	0.06
Newell Brands Inc	Consumer Discretionary	1,226	27,141	0.06
CDK Global Inc	Information Technology	638	27,130	0.06

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MLGSFDUS) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Lincoln Electric Holdings Inc	Industrials	205	$26,365	0.05%
Axon Enterprise Inc	Industrials	150	26,252	0.05
Corteva Inc	Materials	622	26,193	0.05
nCino Inc	Information Technology	366	26,028	0.05
Post Holdings Inc	Consumer Staples	236	25,996	0.05
Tyson Foods Inc	Consumer Staples	329	25,957	0.05
Albertsons Cos Inc	Consumer Staples	833	25,932	0.05
Weyerhaeuser Co	Real Estate	728	25,877	0.05
ICU Medical Inc	Health Care	110	25,770	0.05
Americold Realty Trust	Real Estate	885	25,718	0.05
Amedisys Inc	Health Care	171	25,497	0.05
Regions Financial Corp	Financials	1,196	25,477	0.05
Edison International	Utilities	456	25,313	0.05
Fortive Corp	Industrials	358	25,239	0.05
Ollie’s Bargain Outlet Holdings Inc	Consumer Discretionary	417	25,122	0.05
Skechers USA Inc	Consumer Discretionary	595	25,065	0.05
Darden Restaurants Inc	Consumer Discretionary	165	25,014	0.05
Everbridge Inc	Information Technology	164	24,721	0.05
NetApp Inc	Information Technology	275	24,690	0.05
VF Corp	Consumer Discretionary	368	24,678	0.05
KeyCorp	Financials	1,140	24,655	0.05
Ciena Corp	Information Technology	475	24,411	0.05
Commerce Bancshares Inc/MO	Financials	350	24,410	0.05
Stericycle Inc	Industrials	359	24,409	0.05
Kellogg Co	Consumer Staples	382	24,391	0.05
Hain Celestial Group Inc/The	Consumer Staples	569	24,330	0.05
Bath & Body Works Inc	Consumer Discretionary	382	24,051	0.05
Silgan Holdings Inc	Materials	627	24,046	0.05
Amdocs Ltd	Information Technology	317	24,007	0.05
APA Corp	Energy	1,113	23,862	0.05
Tradeweb Markets Inc	Financials	295	23,839	0.05
Waters Corp	Health Care	66	23,742	0.05
Maravai LifeSciences Holdings Inc	Health Care	481	23,620	0.05
Mosaic Co/The	Materials	660	23,561	0.05
Xylem Inc/NY	Industrials	190	23,507	0.05
WW Grainger Inc	Industrials	59	23,237	0.05
Watsco Inc	Industrials	87	23,143	0.05
DTE Energy Co	Utilities	207	23,087	0.05
CDW Corp/DE	Information Technology	127	23,034	0.05
Brunswick Corp/DE	Consumer Discretionary	241	22,994	0.05
NortonLifeLock Inc	Information Technology	879	22,250	0.05
Pegasystems Inc	Information Technology	175	22,232	0.05
Genuine Parts Co	Consumer Discretionary	179	21,738	0.04
Sonoco Products Co	Materials	364	21,687	0.04
Citrix Systems Inc	Information Technology	201	21,613	0.04
Interpublic Group of Cos Inc/The	Communication Services	588	21,571	0.04
Nordstrom Inc	Consumer Discretionary	812	21,465	0.04
Incyte Corp	Health Care	310	21,339	0.04
Aspen Technology Inc	Information Technology	173	21,239	0.04
Avery Dennison Corp	Materials	102	21,058	0.04
Grocery Outlet Holding Corp	Consumer Staples	962	20,740	0.04
Trimble Inc	Information Technology	252	20,696	0.04
Chemed Corp	Health Care	44	20,680	0.04
Nielsen Holdings PLC	Industrials	1,073	20,590	0.04
Integra LifeSciences Holdings Corp	Health Care	300	20,577	0.04
Choice Hotels International Inc	Consumer Discretionary	160	20,252	0.04
Highwoods Properties Inc	Real Estate	462	20,251	0.04
Comerica Inc	Financials	249	20,059	0.04
DENTSPLY SIRONA Inc	Health Care	342	19,854	0.04
Pentair PLC	Industrials	273	19,837	0.04
Rollins Inc	Industrials	560	19,799	0.04
Kimco Realty Corp	Real Estate	952	19,759	0.04
MarketAxess Holdings Inc	Financials	47	19,732	0.04
Robert Half International Inc	Industrials	194	19,510	0.04
LKQ Corp	Consumer Discretionary	384	19,324	0.04
Lamb Weston Holdings Inc	Consumer Staples	315	19,310	0.04
New Relic Inc	Information Technology	268	19,216	0.04
NOV Inc	Energy	1,465	19,210	0.04
Ingredion Inc	Consumer Staples	215	19,178	0.04
SEI Investments Co	Financials	317	18,804	0.04
Zions Bancorp NA	Financials	302	18,687	0.04
Sealed Air Corp	Materials	336	18,418	0.04
Ralph Lauren Corp	Consumer Discretionary	165	18,283	0.04
Dun & Bradstreet Holdings Inc	Industrials	1,066	17,921	0.04
Hasbro Inc	Consumer Discretionary	201	17,916	0.04
BWX Technologies Inc	Industrials	321	17,289	0.04
Gap Inc/The	Consumer Discretionary	751	17,058	0.04
National Fuel Gas Co	Utilities	280	14,729	0.03
Jamf Holding Corp	Information Technology	345	13,287	0.03
Allegro MicroSystems Inc	Information Technology	326	10,431	0.02
Mercury General Corp	Financials	164	9,112	0.02

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSFDEU) of common stocks

Common Stocks	Sector	Shares	Value	Weight

SAP SE	Information Technology	5,996	$700,863	3.78%
Danone SA	Consumer Staples	10,124	597,797	3.23
L’Oreal SA	Consumer Staples	1,576	562,258	3.04
Deutsche Post AG	Industrials	9,397	511,957	2.76
Vonovia SE	Real Estate	9,436	489,713	2.64
Merck KGaA	Health Care	2,533	475,298	2.57
RWE AG	Utilities	13,704	418,652	2.26
STMicroelectronics NV	Information Technology	10,708	404,376	2.18
Zalando SE	Consumer Discretionary	4,978	394,878	2.13
Schneider Electric SE	Industrials	2,522	362,863	1.96
HelloFresh SE	Consumer Discretionary	4,452	355,982	1.92
Wolters Kluwer NV	Industrials	3,865	353,924	1.91
ASML Holding NV	Information Technology	546	352,519	1.90
TotalEnergies SE	Energy	8,512	351,853	1.90
adidas AG	Consumer Discretionary	1,273	345,898	1.87
Koninklijke Philips NV	Health Care	8,648	331,556	1.79
EssilorLuxottica SA	Consumer Discretionary	1,963	324,853	1.75
Akzo Nobel NV	Materials	3,147	296,984	1.60
Koninklijke Ahold Delhaize NV	Consumer Staples	10,265	294,977	1.59
Neste Oyj	Energy	5,876	287,727	1.55
Air Liquide SA	Materials	2,069	286,660	1.55
Allianz SE	Financials	1,314	256,017	1.38
Deutsche Boerse AG	Financials	1,795	252,260	1.36
Eurofins Scientific SE	Health Care	2,161	239,552	1.29
Snam SpA	Utilities	49,012	235,061	1.27
Telecom Italia SpA/Milano	Communication Services	668,104	226,755	1.22
UPM-Kymmene Oyj	Materials	7,298	224,110	1.21
Legrand SA	Industrials	2,354	218,377	1.18
Sanofi	Health Care	2,576	214,050	1.16
Michelin	Consumer Discretionary	1,595	211,859	1.14
Tenaris SA	Energy	21,617	196,546	1.06
Infineon Technologies AG	Information Technology	5,473	194,442	1.05
Deutsche Telekom AG	Communication Services	11,010	191,534	1.03
Dassault Systemes SE	Information Technology	4,063	184,726	1.00
Beiersdorf AG	Consumer Staples	1,862	174,016	0.94
Adyen NV	Information Technology	70	168,942	0.91
Ferrari NV	Consumer Discretionary	885	160,209	0.87
NN Group NV	Financials	3,407	154,235	0.83
Bureau Veritas SA	Industrials	5,712	152,558	0.82
Poste Italiane SpA	Financials	12,623	150,596	0.81
Siemens Energy AG	Industrials	6,468	150,245	0.81
KBC Group NV	Financials	1,827	142,584	0.77
Fresenius Medical Care AG & Co KGaA	Health Care	2,312	140,694	0.76
FinecoBank Banca Fineco SpA	Financials	8,608	134,890	0.73
Mediobanca Banca di Credito Finanziario	Financials	12,692	132,502	0.72
Koninklijke KPN NV	Communication Services	48,363	131,304	0.71
Amplifon SpA	Health Care	3,177	130,884	0.71
Smurfit Kappa Group PLC	Materials	2,865	130,010	0.70
LEG Immobilien SE	Real Estate	1,056	129,075	0.70
Flutter Entertainment PLC	Consumer Discretionary	750	128,327	0.69
Arkema SA	Materials	1,069	122,380	0.66
Veolia Environnement SA	Utilities	4,337	114,757	0.62
Moncler SpA	Consumer Discretionary	2,126	112,717	0.61
Hannover Rueck SE	Financials	729	110,368	0.60
Repsol SA	Energy	9,681	109,372	0.59
Kone Oyj	Industrials	1,796	109,166	0.59
Prysmian SpA	Industrials	3,576	108,416	0.59
Henkel AG & Co KGaA	Consumer Staples	1,320	105,876	0.57
A2A SpA	Utilities	57,516	102,120	0.55
Cie de Saint-Gobain	Industrials	1,704	99,269	0.54
Randstad NV	Industrials	1,682	97,747	0.53
Nokia Oyj	Information Technology	20,012	95,239	0.51
Fluidra SA	Industrials	2,594	89,377	0.48
Kesko Oyj	Consumer Staples	2,926	87,318	0.47
Orion Oyj	Health Care	2,520	86,307	0.47
Signify NV	Industrials	1,952	84,230	0.45
Elisa Oyj	Communication Services	1,513	81,158	0.44
Italgas SpA	Utilities	14,165	78,474	0.42
CRH PLC	Materials	1,886	76,513	0.41
Carl Zeiss Meditec AG	Health Care	459	76,278	0.41
Reply SpA	Information Technology	476	75,950	0.41
Umicore SA	Materials	1,426	73,044	0.39
Koninklijke Vopak NV	Energy	2,147	72,989	0.39
Edenred	Information Technology	1,539	71,784	0.39
Kerry Group PLC	Consumer Staples	605	70,194	0.38
Symrise AG	Materials	614	69,732	0.38
GEA Group AG	Industrials	1,678	66,443	0.36
Davide Campari-Milano NV	Consumer Staples	5,097	62,081	0.34
ProSiebenSat.1 Media SE	Communication Services	3,885	61,616	0.33
Sartorius Stedim Biotech	Health Care	124	60,132	0.32
Sofina SA	Financials	175	59,984	0.32
Acciona SA	Utilities	400	57,314	0.31
Huhtamaki Oyj	Materials	1,460	56,939	0.31
Recordati Industria Chimica e Farmaceuti	Health Care	1,119	56,245	0.30
Atos SE	Information Technology	1,218	56,223	0.30
Orpea SA	Health Care	557	56,094	0.30
Grand City Properties SA	Real Estate	2,579	55,548	0.30
Continental AG	Consumer Discretionary	581	55,101	0.30
Sodexo SA	Consumer Discretionary	715	54,161	0.29
HeidelbergCement AG	Materials	803	52,037	0.28
IMCD NV	Industrials	313	51,752	0.28

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSFDEU) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Valmet Oyj	Industrials	1,622	$50,839	0.27%
Evonik Industries AG	Materials	1,824	49,747	0.27
La Francaise des Jeux SAEM	Consumer Discretionary	1,098	48,853	0.26
Aroundtown SA	Real Estate	8,046	48,033	0.26
Publicis Groupe SA	Communication Services	822	47,898	0.26
Hera SpA	Utilities	12,709	44,939	0.24
Nemetschek SE	Information Technology	494	44,827	0.24
Argenx SE	Health Care	170	44,175	0.24
Bankinter SA	Financials	8,696	44,070	0.24
CaixaBank SA	Financials	15,234	40,887	0.22
Faurecia SE	Consumer Discretionary	982	40,171	0.22
DiaSorin SpA	Health Care	217	39,277	0.21
Elia Group SA/NV	Utilities	377	38,913	0.21
Interpump Group SpA	Industrials	672	37,635	0.20
Amundi SA	Financials	510	37,167	0.20
Groupe Bruxelles Lambert SA	Financials	389	36,943	0.20
UCB SA	Health Care	377	36,521	0.20
Valeo	Consumer Discretionary	1,479	35,877	0.19
BioMerieux	Health Care	361	35,562	0.19
Eiffage SA	Industrials	404	35,416	0.19
Rational AG	Industrials	41	33,521	0.18
TeamViewer AG	Information Technology	1,306	33,170	0.18
Rubis SCA	Utilities	1,101	32,905	0.18
Ubisoft Entertainment SA	Communication Services	623	32,338	0.17
Infrastrutture Wireless Italiane SpA	Communication Services	3,346	32,241	0.17
Remy Cointreau SA	Consumer Staples	191	31,924	0.17
Knorr-Bremse AG	Industrials	319	29,534	0.16
Freenet AG	Communication Services	1,289	29,167	0.16
ASR Nederland NV	Financials	695	27,467	0.15
ACS Actividades de Construccion y Servic	Industrials	1,169	27,415	0.15
Heineken Holding NV	Consumer Staples	361	27,201	0.15
Scout24 AG	Communication Services	427	25,622	0.14
Uniper SE	Utilities	702	25,313	0.14
TechnipFMC PLC	Energy	3,627	23,764	0.13
Solvay SA	Materials	219	23,571	0.13
Gerresheimer AG	Health Care	270	22,866	0.12
Alten SA	Information Technology	174	22,077	0.12
Warehouses De Pauw CVA	Real Estate	624	21,824	0.12
Dassault Aviation SA	Industrials	200	19,513	0.11
Glanbia PLC	Consumer Staples	1,325	18,865	0.10
Arcadis NV	Industrials	416	17,974	0.10
Inmobiliaria Colonial Socimi SA	Real Estate	2,130	17,848	0.10
Merlin Properties Socimi SA	Real Estate	1,843	16,354	0.09
Proximus SADP	Communication Services	951	16,296	0.09
Rheinmetall AG	Industrials	191	16,158	0.09
Christian Dior SE	Consumer Discretionary	25	15,812	0.09
Wendel SE	Financials	130	15,633	0.08
Ipsen SA	Health Care	189	15,610	0.08
FUCHS PETROLUB SE	Materials	369	14,908	0.08
Jeronimo Martins SGPS SA	Consumer Staples	843	14,507	0.08
TAG Immobilien AG	Real Estate	537	13,600	0.07
Aalberts NV	Industrials	227	11,306	0.06
Ackermans & van Haaren NV	Financials	67	10,029	0.05
Eurazeo SE	Financials	119	9,661	0.05
Wienerberger AG	Materials	308	8,987	0.05
Elis SA	Industrials	514	8,516	0.05
Corbion NV	Materials	198	8,267	0.04
InPost SA	Industrials	552	7,889	0.04

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSFDUK) of common stocks

Common Stocks	Sector	Shares	Value	Weight

Unilever PLC	Consumer Staples	53	$213,315	4.31%
RELX PLC	Industrials	97	208,383	4.21
Reckitt Benckiser Group PLC	Consumer Staples	36	208,029	4.20
Ferguson PLC	Industrials	20	202,935	4.10
Tesco PLC	Consumer Staples	708	179,459	3.62
Flutter Entertainment PLC	Consumer Discretionary	11	168,061	3.39
Smith & Nephew PLC	Health Care	130	167,505	3.38
Entain PLC	Consumer Discretionary	72	153,920	3.11
Sage Group PLC/The	Information Technology	173	123,083	2.48
BHP Group PLC	Materials	61	115,583	2.33
Compass Group PLC	Consumer Discretionary	75	113,795	2.30
Severn Trent PLC	Utilities	39	102,272	2.06
Vodafone Group PLC	Communication Services	876	99,196	2.00
AstraZeneca PLC	Health Care	11	94,123	1.90
Intertek Group PLC	Industrials	18	88,773	1.79
London Stock Exchange Group PLC	Financials	12	87,754	1.77
GlaxoSmithKline PLC	Health Care	61	85,886	1.73
CRH PLC	Materials	24	82,117	1.66
Lloyds Banking Group PLC	Financials	1,721	80,159	1.62
Rightmove PLC	Communication Services	105	71,758	1.45
Hargreaves Lansdown PLC	Financials	48	68,564	1.38
Intermediate Capital Group PLC	Financials	29	59,996	1.21
Howden Joinery Group PLC	Industrials	65	57,810	1.17
Auto Trader Group PLC	Communication Services	94	55,484	1.12
B&M European Value Retail SA	Consumer Discretionary	94	55,416	1.12
JD Sports Fashion PLC	Consumer Discretionary	50	52,701	1.06
Experian PLC	Industrials	17	52,428	1.06
Admiral Group PLC	Financials	17	51,608	1.04
Pearson PLC	Communication Services	72	51,439	1.04
ConvaTec Group PLC	Health Care	238	51,427	1.04
Direct Line Insurance Group PLC	Financials	171	49,629	1.00
Electrocomponents PLC	Industrials	46	49,201	0.99
Schroders PLC	Financials	14	48,722	0.98
SSE PLC	Utilities	30	47,613	0.96
Bunzl PLC	Industrials	19	47,251	0.95
Legal & General Group PLC	Financials	165	46,482	0.94
Man Group PLC/Jersey	Financials	227	46,366	0.94
Associated British Foods PLC	Consumer Staples	23	43,381	0.88
IMI PLC	Industrials	25	41,710	0.84
Melrose Industries PLC	Industrials	234	40,790	0.82
Greggs PLC	Consumer Discretionary	14	39,922	0.81
J Sainsbury PLC	Consumer Staples	129	36,735	0.74
Tritax Big Box REIT PLC	Real Estate	170	36,061	0.73
Spectris PLC	Information Technology	9	35,300	0.71
Weir Group PLC/The	Industrials	19	32,350	0.65
Halma PLC	Information Technology	11	31,127	0.63
Quilter PLC	Financials	216	30,825	0.62
Games Workshop Group PLC	Consumer Discretionary	3	30,251	0.61
Genus PLC	Health Care	5	29,403	0.59
Next PLC	Consumer Discretionary	4	29,015	0.59
Spirax-Sarco Engineering PLC	Industrials	2	28,741	0.58
Travis Perkins PLC	Industrials	18	27,198	0.55
Persimmon PLC	Consumer Discretionary	9	25,193	0.51
Softcat PLC	Information Technology	12	25,113	0.51
Britvic PLC	Consumer Staples	28	24,958	0.50
Berkeley Group Holdings PLC	Consumer Discretionary	6	24,468	0.49
Grainger PLC	Real Estate	80	24,362	0.49
Kingfisher PLC	Consumer Discretionary	71	23,977	0.48
Land Securities Group PLC	Real Estate	34	23,568	0.48
Dechra Pharmaceuticals PLC	Health Care	5	23,217	0.47
IG Group Holdings PLC	Financials	28	22,390	0.45
Inchcape PLC	Consumer Discretionary	27	21,548	0.43
Primary Health Properties PLC	Real Estate	138	20,853	0.42
Johnson Matthey PLC	Materials	8	20,791	0.42
Domino’s Pizza Group PLC	Consumer Discretionary	50	20,007	0.40
Kainos Group PLC	Information Technology	10	18,745	0.38
UNITE Group PLC/The	Real Estate	16	17,848	0.36
Fresnillo PLC	Materials	22	17,368	0.35
Coca-Cola HBC AG	Consumer Staples	7	17,258	0.35
Hikma Pharmaceuticals PLC	Health Care	7	17,247	0.35
DS Smith PLC	Materials	42	17,191	0.35
LondonMetric Property PLC	Real Estate	71	16,918	0.34
Royal Mail PLC	Industrials	39	16,409	0.33
Tate & Lyle PLC	Consumer Staples	24	16,391	0.33
Evraz PLC	Materials	27	16,264	0.33
Centamin PLC	Materials	166	15,856	0.32
Victrex PLC	Materials	7	15,794	0.32
Smiths Group PLC	Industrials	11	15,429	0.31
DCC PLC	Industrials	2	14,540	0.29
Smurfit Kappa Group PLC	Materials	4	13,761	0.28
Spirent Communications PLC	Information Technology	48	13,335	0.27
IntegraFin Holdings PLC	Financials	24	12,711	0.26
QinetiQ Group PLC	Industrials	38	12,383	0.25
Assura PLC	Real Estate	171	12,257	0.25
Ascential PLC	Communication Services	29	11,808	0.24
Plus500 Ltd	Financials	8	11,384	0.23
Marshalls PLC	Materials	15	11,031	0.22
AJ Bell PLC	Financials	27	10,891	0.22
Dunelm Group PLC	Consumer Discretionary	8	10,706	0.22
Big Yellow Group PLC	Real Estate	8	10,517	0.21
Network International Holdings PLC	Information Technology	28	10,330	0.21

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSFDUK) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Safestore Holdings PLC	Real Estate	9	$9,854	0.20%
Tullow Oil PLC	Energy	184	9,422	0.19
Watches of Switzerland Group PLC	Consumer Discretionary	9	8,684	0.18
AO World PLC	Consumer Discretionary	40	8,642	0.17
Drax Group PLC	Utilities	15	7,319	0.15
C&C Group PLC	Consumer Staples	31	7,234	0.15
Harbour Energy PLC	Energy	18	6,580	0.13
Rotork PLC	Industrials	18	6,306	0.13
Ninety One PLC	Financials	24	6,239	0.13
J D Wetherspoon PLC	Consumer Discretionary	6	5,887	0.12
Frasers Group PLC	Consumer Discretionary	8	5,715	0.12
Dr. Martens Plc	Consumer Discretionary	14	5,586	0.11
Computacenter PLC	Information Technology	2	5,525	0.11
Diploma PLC	Industrials	2	5,163	0.10
Diversified Energy Co PLC	Energy	42	5,007	0.10
Reach PLC	Communication Services	14	4,907	0.10
Currys PLC	Consumer Discretionary	35	4,683	0.09
Ashmore Group PLC	Financials	14	4,637	0.09
Moneysupermarket.com Group PLC	Consumer Discretionary	22	4,631	0.09
Renishaw PLC	Information Technology	1	4,587	0.09
Ibstock PLC	Materials	22	4,528	0.09
888 Holdings PLC	Consumer Discretionary	10	4,470	0.09
Morgan Advanced Materials PLC	Industrials	12	4,439	0.09
Workspace Group PLC	Real Estate	5	4,372	0.09
Chrysalis Investments Ltd	N/A	15	4,065	0.08
Brewin Dolphin Holdings PLC	Financials	10	3,906	0.08
Helios Towers PLC	Communication Services	22	3,893	0.08
Cranswick PLC	Consumer Staples	1	3,867	0.08
PZ Cussons PLC	Consumer Staples	16	3,602	0.07
TP ICAP Group PLC	Financials	23	3,598	0.07
Euromoney Institutional Investor PLC	Communication Services	3	3,552	0.07
Oxford Instruments PLC	Information Technology	1	3,403	0.07
Bytes Technology Group PLC	Information Technology	7	3,358	0.07
Tyman PLC	Industrials	8	3,350	0.07
Savills PLC	Real Estate	2	3,114	0.06
Greencore Group PLC	Consumer Staples	22	3,101	0.06
Cairn Energy PLC	Energy	17	3,097	0.06
Hill & Smith Holdings PLC	Materials	2	3,021	0.06
Coats Group PLC	Consumer Discretionary	45	3,015	0.06
XP Power Ltd	Industrials	1	2,931	0.06
Crest Nicholson Holdings plc	Consumer Discretionary	7	2,863	0.06
Telecom Plus PLC	Utilities	2	2,565	0.05
Avon Protection PLC	Industrials	1	2,469	0.05
Clarkson PLC	Industrials	1	2,225	0.04
NCC Group PLC	Information Technology	9	2,193	0.04
Mitie Group PLC	Industrials	30	2,147	0.04
TI Fluid Systems PLC	Consumer Discretionary	8	2,101	0.04
4imprint Group PLC	Communication Services	1	2,045	0.04
Moonpig Group PLC	Consumer Discretionary	6	2,012	0.04
Chemring Group PLC	Industrials	6	2,001	0.04
Morgan Sindall Group PLC	Industrials	1	1,856	0.04
Volution Group PLC	Industrials	4	1,786	0.04
DiscoverIE Group PLC	Industrials	1	1,353	0.03
CMC Markets PLC	Financials	5	1,305	0.03

PURCHASED OPTIONS CONTRACTS — At September 30, 2021, the Fund had the following purchased options contracts:

EXCHANGE TRADED INDEX OPTIONS

Description	Exercise Price		Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Purchased options contracts:
Calls
CBOE Volatility Index	25	USD	11/17/2021	470	$1,087,580	$150,400	$163,878	$(13,478)
	26	USD	10/20/2021	440	1,018,160	82,500	136,420	(53,920)
	26	USD	12/22/2021	440	1,018,160	162,800	161,920	880

Total purchased options contracts				1,350		$395,700	$462,218	$(66,518)

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments

September 30, 2021 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(a) – 62.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
170,719,196	0.026%	$170,719,196

TOTAL INVESTMENTS – 62.6% (Cost $170,719,196)		$170,719,196

OTHER ASSETS IN EXCESS OF LIABILITIES – 37.4%		102,048,550

NET ASSETS – 100.0%		$272,767,746

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Investment Abbreviations:
BA	— Banker Acceptance Rate
BBR	— Bank Bill Reference Rate
BUBOR	— Budapest Interbank Offered Rate
EURIBOR	— Euro Interbank Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
LIBOR	— London Interbank Offered Rate
PRIBOR	— Prague Interbank Offered Rate
SONIA	— Sterling Overnight Index Average
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
USD	— United States Dollar
ZAR	— South African Rand

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.	CAD	76,000	USD	59,755	12/15/2021	$247
	COP	9,856,000,000	USD	2,566,864	12/15/2021	8,607
	GBP	389,000	USD	522,925	12/15/2021	1,279
	IDR	214,920,000,000	USD	14,832,298	12/15/2021	50,267
	RUB	930,000,000	USD	12,452,050	12/15/2021	160,267
	USD	11,355,165	AUD	15,427,000	12/15/2021	198,242
	USD	5,166,525	BRL	27,380,000	10/04/2021	138,751
	USD	1,515,717	BRL	8,280,000	11/03/2021	2,435
	USD	3,221,482	CAD	4,064,000	12/15/2021	12,944
	USD	9,351,035	CHF	8,565,000	12/15/2021	143,004
	USD	7,833,796	CLP	6,170,000,000	12/15/2021	275,288
	USD	13,665,170	CZK	298,425,000	12/15/2021	56,423
	USD	59,756,427	EUR	50,568,000	12/15/2021	1,089,406
	USD	20,840,565	GBP	15,192,000	12/15/2021	368,324
	USD	15,568,798	HUF	4,745,295,000	12/15/2021	314,117
	USD	21,504,139	JPY	2,364,949,000	12/15/2021	240,556
	USD	15,972,990	KRW	18,640,000,000	12/15/2021	250,485
	USD	910,604	MXN	18,432,000	12/15/2021	27,151
	USD	4,894,118	NOK	42,500,000	12/15/2021	35,387
	USD	2,754,582	NZD	3,900,000	12/15/2021	63,779
	USD	15,576,817	PLN	59,558,000	12/15/2021	605,761
	USD	7,170,654	SEK	61,648,600	12/15/2021	123,597
	USD	4,073,679	ZAR	61,126,000	12/15/2021	55,704

TOTAL						$4,222,021

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc.	AUD	9,410,000	USD	6,824,126	12/15/2021	$(18,742)
	BRL	27,380,000	USD	5,136,735	10/04/2021	(108,961)
	BRL	27,380,000	USD	5,142,895	11/03/2021	(138,828)
	CAD	2,045,000	USD	1,622,217	12/15/2021	(7,685)
	CHF	3,257,000	USD	3,545,555	12/15/2021	(44,030)
	CZK	299,500,000	USD	13,916,802	12/15/2021	(259,033)
	EUR	11,858,000	USD	14,030,899	12/15/2021	(273,709)
	GBP	24,900,750	USD	34,324,700	12/15/2021	(769,263)
	HUF	4,007,636,000	USD	13,523,349	12/15/2021	(640,017)
	INR	1,115,000,000	USD	15,065,532	12/15/2021	(169,609)
	JPY	56,276,000	USD	511,945	12/15/2021	(5,959)
	MXN	192,670,000	USD	9,501,554	12/15/2021	(266,800)
	NOK	52,400,000	USD	6,044,852	12/15/2021	(54,323)
	NZD	31,740,000	USD	22,233,869	12/15/2021	(334,875)
	PLN	15,963,000	USD	4,177,696	12/15/2021	(165,089)
	RUB	88,500,000	USD	1,201,074	12/15/2021	(870)
	SEK	41,173,000	USD	4,723,772	12/15/2021	(17,284)
	USD	10,020,029	CAD	12,703,000	12/15/2021	(9,022)
	USD	10,007,269	COP	38,434,000,000	12/15/2021	(35,920)
	USD	1,605,069	GBP	1,194,000	12/15/2021	(3,926)
	USD	4,071,537	JPY	454,000,000	12/15/2021	(10,440)
	USD	1,229,412	KRW	1,460,000,000	12/15/2021	(2,072)
	USD	908,373	SEK	7,955,000	12/15/2021	(963)
	USD	221,115	ZAR	3,392,000	12/15/2021	(1,850)
	ZAR	139,900,000	USD	9,724,478	12/15/2021	(528,478)

TOTAL						$(3,867,748)

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Amsterdam Exchange Index	43	10/15/2021	$7,673,881	$(149,425)
Brent Crude Oil	27	10/29/2021	2,114,370	181,346
CAC 40 10 Euro Index	37	10/15/2021	2,793,546	(47,550)
Coffee “C”	29	12/20/2021	2,109,750	129,152
Corn	3	12/14/2021	80,625	(2,597)
Cotton No. 2	63	12/08/2021	3,332,700	584,071
DAX Index	20	12/17/2021	8,854,427	3,726
DJIA CBOT E-Mini Index	22	12/17/2021	3,709,420	(113,604)
EURO STOXX 50 Index	123	12/17/2021	5,767,471	(152,917)
EURO STOXX 50 Volatility Index	807	10/20/2021	2,168,709	113,265
FTSE 100 Index	98	12/17/2021	9,340,217	88,654
FTSE Taiwan Index Equity Index	83	10/28/2021	4,910,280	(77,766)
FTSE/MIB Index	41	12/17/2021	6,025,117	(7,663)
Hang Seng Index	6	10/28/2021	945,091	18,550
IBEX 35 Index	115	10/15/2021	11,744,348	32,238
KC HRW Wheat	40	12/14/2021	1,463,000	41,822
KOSPI 200 Index	3	12/09/2021	254,329	(11,096)
Lean Hogs	4	12/14/2021	136,360	7,063
LME Aluminum Base Metal	57	10/20/2021	4,060,894	335,768
LME Aluminum Base Metal	57	11/17/2021	4,070,869	96,368
LME Copper Base Metal	14	10/20/2021	3,129,175	(216,256)
LME Copper Base Metal	14	11/17/2021	3,128,038	(133,662)
LME Lead Base Metal	63	10/20/2021	3,320,888	(356,932)
LME Lead Base Metal	69	11/17/2021	3,623,362	(304,619)
LME Nickel Base Metal	27	10/20/2021	2,907,171	(245,180)
LME Nickel Base Metal	30	11/17/2021	3,229,290	(275,231)
LME Zinc Base Metal	49	10/20/2021	3,649,581	(19,445)
LME Zinc Base Metal	54	11/17/2021	4,029,075	(89,135)
Low Sulphur Gasoil	34	11/11/2021	2,286,500	238,057
NASDAQ 100 E-Mini Index	16	12/17/2021	4,698,400	(263,005)
Natural Gas	37	10/27/2021	2,154,880	427,310
Nikkei 225 Index	17	12/09/2021	4,499,933	(30,626)
NY Harbor ULSD	23	10/29/2021	2,258,411	199,571
OMXS30 Index	10	10/15/2021	257,385	(4,867)
RBOB Gasoline	22	10/29/2021	2,024,114	112,128
S&P 500 E-Mini Index	227	12/17/2021	48,779,462	(789,113)
S&P/TSX 60 Index	47	12/16/2021	8,876,788	(221,046)
SET50 Index	1,685	12/29/2021	9,583,609	(139,201)
Soybean	2	11/12/2021	125,700	(4,881)
SPI 200 Index	128	12/16/2021	16,871,918	(66,595)
Sugar No. 11	135	02/28/2022	3,075,408	21,292
TOPIX Index	23	12/09/2021	4,196,190	112,526
Wheat	41	12/14/2021	1,487,788	(3,829)
WTI Crude Oil	25	10/20/2021	1,874,250	156,072

Total				$(827,262)

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
100 oz Gold	(22)	12/29/2021	$(3,864,300)	$11,313
BIST 30 Index	(1,840)	10/27/2021	(3,140,290)	(35,086)
CBOE Volatility Index	(134)	10/20/2021	(3,064,285)	(157,908)
Feeder Cattle	(29)	11/18/2021	(2,229,012)	38,294
FTSE China A50 Index	(280)	10/28/2021	(4,338,040)	(111,853)
FTSE/JSE Top 40 Index	(38)	12/15/2021	(1,468,168)	(12,307)
HSCEI	(85)	10/28/2021	(4,761,197)	101,334
Live Cattle	(45)	12/31/2021	(2,265,750)	44,158
LME Aluminum Base Metal	(57)	10/20/2021	(4,060,894)	(92,444)
LME Aluminum Base Metal	(6)	11/17/2021	(428,512)	11,119
LME Copper Base Metal	(14)	10/20/2021	(3,129,175)	115,594
LME Copper Base Metal	(9)	11/17/2021	(2,010,881)	65,616
LME Lead Base Metal	(63)	10/20/2021	(3,320,888)	269,918
LME Lead Base Metal	(46)	11/17/2021	(2,415,575)	75,758
LME Nickel Base Metal	(27)	10/20/2021	(2,907,171)	263,086
LME Nickel Base Metal	(3)	11/17/2021	(322,929)	39,888
LME Zinc Base Metal	(49)	10/20/2021	(3,649,581)	77,943
MSCI EAFE E-Mini Index	(70)	12/17/2021	(7,934,500)	350,072
MSCI Emerging Markets E-Mini Index	(179)	12/17/2021	(11,148,120)	455,073
Russell 2000 E-Mini Index	(58)	12/17/2021	(6,382,320)	130,683
Silver	(18)	12/29/2021	(1,993,050)	84,630

Total				$1,724,881

Total Futures Contracts				$897,619

SWAP CONTRACTS — At September 30, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund	Termination Date	Notional Amount (000’s)(a)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3 Month BBR(b)	0.250%	12/15/2022	AUD	595,500	$564,655	$(211,712)	$776,367
3 Month BA(c)	0.500	12/15/2022	CAD	501,850	(860,461)	(599,109)	(261,352)
6 Month LIBOR(c)	0.000	12/15/2022	CHF	496,650	3,491,509	3,633,027	(141,518)
6 Month EURIBOR(c)	0.000	12/15/2022	EUR	548,180	3,047,017	3,204,058	(157,041)
0.000%(d)	1 Day SONIA	12/15/2022	GBP	994,380	5,659,802	3,422,305	2,237,497
0.000(d)	3 Month STIBOR	12/15/2022	SEK	7,874,330	369,853	401,867	(32,014)
3 Month LIBOR(b)	0.200	12/15/2022	USD	1,956,510	(238,990)	33,152	(272,142)
6 Month EURIBOR(c)	0.000	12/15/2023	EUR	203,310	1,916,534	1,892,224	24,310
0.500(d)	1 Day SONIA	12/15/2023	GBP	48,780	116,493	(225,656)	342,149
3 Month LIBOR(b)	0.250	12/15/2023	USD	216,280	(1,015,386)	(1,029,861)	14,475
2.000(d)	6 Month PRIBOR	03/16/2027	CZK	829,850	1,393,662	(1,710,513)	3,104,175
2.500(d)	6 Month BUBOR	03/16/2027	HUF	10,125,410	1,045,352	(565,480)	1,610,832
6.500(e)	1 Month TIIE	03/16/2027	MXN	440,610	734,836	(485,988)	1,220,824
1.750(d)	6 Month WIBOR	03/16/2027	PLN	117,550	464,841	(32,316)	497,157
3 Month JIBAR(b)	6.000	03/16/2027	ZAR	267,700	(486,461)	(928,391)	441,930
3 Month BA(c)	1.750	12/15/2031	CAD	9,440	(181,808)	(16,096)	(165,712)
0.000(d)	6 Month LIBOR	12/15/2031	CHF	23,280	341,575	295,248	46,327
6 Month EURIBOR(c)	0.250	12/15/2031	EUR	22,970	163,939	498,798	(334,859)
1.000(d)	1 Day SONIA	12/15/2031	GBP	62,940	(478,986)	(1,523,356)	1,044,370
0.750(d)	3 Month STIBOR	12/15/2031	SEK	240,670	484,907	402,595	82,312
1.500(c)	3 Month LIBOR	12/15/2031	USD	47,000	323,722	360,662	(36,940)
0.500(d)	6 Month EURIBOR	12/15/2051	EUR	21,000	(43,016)	(913,814)	870,798
1 Day SONIA(d)	1.750	12/15/2051	GBP	17,790	4,731,627	6,675,430	(1,943,803)
3 Month LIBOR(b)	1.750	12/15/2051	USD	6,230	(137,394)	(114,570)	(22,824)

TOTAL					$21,407,822	$12,462,504	$8,945,318

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2021.
(b)	Payments made quarterly.
(c)	Payments made semi-annually.
(d)	Payments made annually.
(e)	Payments made monthly.

GOLDMAN SACHS ALTERNATIVE FUNDS

Consolidated Schedule of Investments (continued)

September 30, 2021 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the net asset value (“NAV”) per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS ALTERNATIVE FUNDS

Consolidated Schedule of Investments (continued)

September 30, 2021 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Consolidated Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Consolidated Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

GOLDMAN SACHS ALTERNATIVE FUNDS

Consolidated Schedule of Investments (continued)

September 30, 2021 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2021:

ABSOLUTE RETURN TRACKER

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$40,165	$665,771	$—
Asia	1,705,715	26,120,238	—
Australia and Oceania	—	615,489	—
Europe	7,330,746	123,921,143	—
North America	1,178,519,773	2,696,994	—
South America	65,250	—	—
Exchange Traded Funds	733,446,773	—	—
Investment Company	1,503,210,492	—	—
Securities Lending Reinvestment Vehicle	5,169,125	—	—

Total	$3,429,488,039	$154,019,635	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$3,440,446	$—
Futures Contracts(b)	24,821,394	—	—
Credit Default Swap Contracts(b)	—	155,212	—
Total Return Swap Contracts(b)	—	10,617,157	—
Purchased Options Contracts	767,430	—	—

Total	$25,588,824	$14,212,815	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(670,163)	$—
Futures Contracts(b)	(12,824,804)	—	—
Credit Default Swap Contracts(b)	—	(201,279)	—
Total Return Swap Contracts(b)	—	(8,943,372)	—
Written Options Contracts	(587,860)	—	—

Total	$(13,412,664)	$(9,814,814)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent third party (fair value) service for certain international equity securities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS ALTERNATIVE FUNDS

Consolidated Schedule of Investments (continued)

September 30, 2021 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

ALTERNATIVE PREMIA

Investment Type	Level 1	Level 2	Level 3

Assets
Investment Company	$17,667,926	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$49,343	$—
Futures Contracts(a)	4,589,830	—	—
Credit Default Swap Contracts(a)	—	833	—
Total Return Swap Contracts(a)	—	1,180,222	—
Purchased Options Contracts	395,700	—	—

Total	$4,985,530	$1,230,398	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(162,305)	$—
Futures Contracts	(4,592,865)	—	—
Credit Default Swap Contracts	—	(1,561)	—
Total Return Swap Contracts	—	(1,240,607)	—

Total	$(4,592,865)	$(1,404,473)	$—

MANAGED FUTURES STRATEGY

Investment Type	Level 1	Level 2	Level 3

Assets
Investment Company	$170,719,196	$—	$—

Derivative Type

Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$4,222,021	$—
Futures Contracts	5,033,458	—	—
Interest Rate Swap Contracts	—	12,313,523	—

Total	$5,033,458	$16,535,544	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(3,867,748)	$—
Futures Contracts	(4,135,839)	—	—
Interest Rate Swap Contracts	—	(3,368,205)	—

Total	$(4,135,839)	$(7,235,953)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Consolidated Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Absolute Return Tracker Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

GOLDMAN SACHS ALTERNATIVE FUNDS

Consolidated Schedule of Investments (continued)

September 30, 2021 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

The Absolute Return Tracker Fund invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

Both the Absolute Return Tracker Fund and GSAL received compensation relating to the lending of the Fund’s securities.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections, less stringent accounting, corporate governance, financial reporting and disclosure standards, and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — The Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

GOLDMAN SACHS ALTERNATIVE FUNDS

Consolidated Schedule of Investments (continued)

September 30, 2021 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Tax Risk — Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. The IRS has issued such PLRs to the Absolute Return Tracker and Alternative Premia Funds. In reliance of such PLRs, these Funds have in the past sought to gain exposure to the commodity markets primarily through investments in commodity-linked notes and/or subsidiaries. The Managed Futures Strategy Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. The IRS recently issued final regulations that would generally treat the Fund’s income inclusion with respect to a subsidiary as qualifying income either if (A) there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion, or (B) such inclusion is derived with respect to the Funds’ business of investing in stock, securities, or currencies.

The IRS also issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. In connection with issuing such revenue procedure, the IRS has revoked the Notes Ruling on a prospective basis. In light of the revocation of the Notes Rulings, the Funds have limited their investments in commodity index-linked structured notes. The Managed Futures Strategy Fund has obtained an opinion of counsel that the Fund’s income from investments in the Subsidiary should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments was not “qualifying income”, in which case the Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If a Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.